                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-1A

                                                               File No. 33-14363



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No.                                             / /
                                  -------

     Post-Effective Amendment No.    18                                      /X/
                                  -------

                                      AND


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

     Amendment No.   18
                   ------

                       DELAWARE GROUP PREMIUM FUND, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                1818 Market Street, Philadelphia, Pennsylvania          19103
--------------------------------------------------------------------------------
                     (Address of Principal Executive Offices)        (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-2923
                                                                  --------------

    George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            October 30, 1996
                                                                ----------------

It is proposed that this filing will become effective:

                            immediately upon filing pursuant to paragraph (b)
                 ---------

                     X      on October 30, 1996 pursuant to paragraph (b)
                 --------

                            60 days after filing pursuant to paragraph (a)(1)
                 ---------

                            on (date) pursuant to paragraph (a)(1)
                 ---------

                            75 days after filing pursuant to paragraph (a)(2)
                 ---------

                            on (date) pursuant to paragraph (a)(2) of Rule 485
                 ---------

           Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
       of the Investment Company Act of 1940.  The Rule 24f-2 Notice for
      Registrant's most recent fiscal year was filed on February 27, 1996.

                          ---   C O N T E N T S   ---



     This Post-Effective Amendment No. 18 to Registration File No. 33-14363 includes the following:


                   1.     Facing Page

                   2.     Contents Page

                   3.     Cross-Reference Sheet

                   4.     Part A - Prospectus*

                   5.     Part B - Statement of Additional Information*

                   6.     Part C - Other Information

                   7.     Signatures





* The Registrant's Prospectuses and Statements of Additional Information dated May 1, 1996 are incorporated into this filing by reference to the electronic filing of those Prospectuses and Statements of Additional Information made pursuant to Rule 497(c) on May 1, 1996. The Supplements to the Prospectuses dated July 18, 1996 and August 9, 1996 filed with the Commission on those dates pursuant to Rule 487(e) are not incorporated by reference. Those Supplements will be superseded by the Supplements included in this filing.

                             CROSS-REFERENCE SHEET

                                     PART A


Item No.            Description                                                                      Location in Prospectus
--------            -----------                                                                      ----------------------
   1                Cover Page    . . . . . . . . . . . . . . . . . . . . . . . . .                              Cover

   2                Synopsis    . . . . . . . . . . . . . . . . . . . . . . . . . .                      Summary Information

   3                Condensed Financial Information   . . . . . . . . . . . . . . .                      Financial Highlights

   4                General Description of Registrant   . . . . . . . . . . . . . .                    Investment Objectives and
                                                                                                       Policies; Description of
                                                                                                              Fund Shares

   5                Management of the Fund    . . . . . . . . . . . . . . . . . . .                     Management of the Fund

   6                Capital Stock and Other Securities    . . . . . . . . . . . . .                  Dividends and Distributions;
                                                                                                         Taxes; Description of
                                                                                                              Fund Shares

   7                Purchase of Securities Being Offered    . . . . . . . . . . . .                      Cover; Purchase and
                                                                                                              Redemption;
                                                                                                        Calculation of Offering
                                                                                                              Price and
                                                                                                      Net Asset Value Per Share;
                                                                                                        Management of the Fund

   8                Redemption or Repurchase    . . . . . . . . . . . . . . . . . .                     Purchase and Redemption

   9                Legal Proceedings   . . . . . . . . . . . . . . . . . . . . . .                              None

                             CROSS-REFERENCE SHEET

                                     PART B

                                                                                                           Location in Statement of
Item No.            Description                                                                             Additional Information
--------            -----------                                                                             ----------------------
   10               Cover Page    . . . . . . . . . . . . . . . . . . . . . . . . .                                  Cover

   11               Table of Contents   . . . . . . . . . . . . . . . . . . . . . .                            Table of Contents

   12               General Information and History   . . . . . . . . . . . . . . .                          General Information

   13               Investment Objectives and Policies    . . . . . . . . . . . . .                          Investment Objectives
                                                                                                                 and Policies

   14               Management of the Registrant    . . . . . . . . . . . . . . . .                         Officers and Directors

   15               Control Persons and Principal Holders of Securities   . . . . .                         Officers and Directors

   16               Investment Advisory and Other Services    . . . . . . . . . . .                          Investment Management
                                                                                                           Agreements; Officers and
                                                                                                              Directors; General
                                                                                                                 Information;
                                                                                                             Financial Statements

   17               Brokerage Allocation    . . . . . . . . . . . . . . . . . . . .                          Trading Practices and
                                                                                                                   Brokerage

   18               Capital Stock and Other Securities    . . . . . . . . . . . . .                           Capitalization and
                                                                                                                Noncumulative
                                                                                                             Voting (under General
                                                                                                                 Information)
   19               Purchase, Redemption and Pricing of Securities
                    Being Offered   . . . . . . . . . . . . . . . . . . . . . . . .                             Offering Price

   20               Tax Status    . . . . . . . . . . . . . . . . . . . . . . . . .                       Accounting and Tax Issues;
                                                                                                                     Taxes

   21               Underwriters    . . . . . . . . . . . . . . . . . . . . . . . .                          Investment Management
                                                                                                                  Agreements

   22               Calculation of Performance Data   . . . . . . . . . . . . . . .                        Performance Information

   23               Financial Statements    . . . . . . . . . . . . . . . . . . . .                          Financial Statements

                             CROSS-REFERENCE SHEET

                                     PART C

Item No.            Description                                                                                Location in Part C
--------            -----------                                                                                -------------------
   24               Financial Statements and Exhibits   . . . . . . . . . . . . . . . . . .                         Item 24

   25               Persons Controlled by or under Common
                       Control with Registrant  . . . . . . . . . . . . . . . . . . . . . .                         Item 25

   26               Number of Holders of Securities   . . . . . . . . . . . . . . . . . . .                         Item 26

   27               Indemnification   . . . . . . . . . . . . . . . . . . . . . . . . . . .                         Item 27

   28               Business and Other Connections of Investment Adviser  . . . . . . . . .                         Item 28

   29               Principal Underwriters  . . . . . . . . . . . . . . . . . . . . . . . .                         Item 29

   30               Location of Accounts and Records  . . . . . . . . . . . . . . . . . . .                         Item 30

   31               Management Services   . . . . . . . . . . . . . . . . . . . . . . . . .                         Item 31

   32               Undertakings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         Item 32

The Registrant's Prospectuses and Statements of Additional Information dated May 1, 1996 are incorporated into this filing by reference to the electronic filing of those Prospectuses and Statements of Additional Information made pursuant to Rule 497(c) on May 1, 1996. The Supplements to the Prospectuses dated July 18, 1996 and August 9, 1996 filed with the Commission on those dates pursuant to Rule 487(e) are not incorporated by reference. Those Supplements will be superseded by the Supplements included in this filing.

                                OCTOBER 30, 1996

                        DELAWARE GROUP PREMIUM FUND, INC.

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1996

         The following revises information on page 1 of the Prospectus.

         The Statement of Additional Information is available, without charge, by writing to Delaware Distributors, L.P. at 1818 Market Street, Philadelphia, PA 19103 or by calling 800-523-1918.


         The following supplements the section of the Prospectus entitled Financial Highlights.

         The following unaudited condensed financial information for the Equity/Income, High Yield, Capital Reserves, Money Market, Growth and Multiple Strategy, International Equity, Emerging Growth and Value Series is derived from the unaudited financial statements of Delaware Group Premium Fund, Inc. (the "Fund") for the six-month period ended June 30, 1996. The data should be read in conjunction with the financial statements and related notes which are incorporated into the Statement of Additional Information by reference to the Fund's Semi-Annual Report for the six months ended June 30, 1996. A copy of the Semi-Annual Report may be obtained from the Fund upon request at no charge.

         Unaudited condensed financial information for the period May 1, 1996 (date of initial public offering) through September 30, 1996 is also provided below for the Global Bond Series. The data should be read in conjunction with the financial statements and related notes which are included in the Statement of Additional Information.

                                                       EQUITY/        HIGH       CAPITAL       MONEY                  MULTIPLE
                                                       INCOME         YIELD     RESERVES      MARKET       GROWTH     STRATEGY
                                                       SERIES        SERIES      SERIES       SERIES       SERIES      SERIES
                                                       ------        ------      ------       ------       ------      ------
                                                      UNAUDITED     UNAUDITED   UNAUDITED    UNAUDITED    UNAUDITED   UNAUDITED
                                                       1/1/96        1/1/96      1/1/96       1/1/96       1/1/96      1/1/96
                                                       THROUGH       THROUGH     THROUGH      THROUGH      THROUGH     THROUGH
                                                      6/30/96(1)    6/30/96(1)  6/30/96(1)   6/30/96(1)   6/30/96(1)  6/30/96(1)

Net Asset Value, Beginning of Period................. $ 14.8300     $8.9400      $9.9300      $10.0000    $15.1300     $15.5000

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income................................    0.1987      0.4227       0.3092        0.2393     (0.0318)      0.2665
Net Gains (Losses) on Securities
          (both realized and unrealized).............    0.7763     (0.1210)     (0.3300)         none      2.0968       0.5785
                                                      ---------     -------      -------      --------    --------     --------
    Total From Investment Operations.................    0.9750      0.3017      (0.0208)       0.2393      2.0650       0.8450
                                                      ---------     -------      -------      --------    --------     --------
LESS DISTRIBUTIONS
Dividends (from net investment income)...............   (0.2200)    (0.4217)     (0.3092)      (0.2393)    (0.0700)     (0.4200)
Distributions (from capital gains)...................   (1.2050)       none         none          none     (1.1850)     (0.6550)
Returns of Capital...................................      none        none         none          none        none         none
                                                      ---------     -------      -------      --------    --------     --------
    Total Distributions..............................   (1.4250)    (0.4217)     (0.3092)      (0.2393)    (1.2550)     (1.0750)
                                                      ---------     -------      -------      --------    --------     --------
Net Asset Value, End of Period....................... $ 14.3800     $8.8200      $9.6000      $10.0000    $15.9400     $15.2700
                                                      =========     =======      =======      ========    ========     ========

TOTAL RETURN(3) .....................................      7.15%       3.42%       (0.21%)        2.42%      14.82%(4)     5.81%
RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted)............  $122,647     $55,850      $26,758       $20,942     $68,186      $66,929
Ratio of Expenses to Average Net Assets..............      0.67%       0.69%        0.72%         0.60%       0.80%        0.66%
Ratio of Expenses to Average Net Assets
    prior to Expense Limitation......................      0.67%       0.69%        0.72%         0.60%       0.83%        0.66%
Ratio of Net Investment Income to Average Net Assets.      2.86%       9.52%        6.38%         4.81%      (0.29%)       3.65%
Ratio of Net Investment Income to Average Net Assets
    prior to Expense Limitation......................      2.86%       9.52%        6.38%         4.81%      (0.31%)       3.65%
Portfolio Turnover Rate..............................       102%        118%         129%          ---          85%         118%
Average Commission Rate Paid.........................  $ 0.0600         N/A          N/A           N/A     $0.0598      $0.0599


                                                        INTERNATIONAL    EMERGING                  GLOBAL
                                                           EQUITY         GROWTH       VALUE        BOND
                                                           SERIES         SERIES      SERIES       SERIES
                                                           ------         ------      ------       ------
                                                          UNAUDITED      UNAUDITED   UNAUDITED      UNAUDITED
                                                           1/1/96         1/1/96      1/1/96         5/2/96(2)
                                                           THROUGH        THROUGH     THROUGH        THROUGH
                                                          6/30/96(1)     6/30/96(1)  6/30/96(1)      9/30/96
Net Asset Value, Beginning of Period.................      $13.1200      $14.0200     $12.4700      $10.0000

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income................................        0.4390        0.0200       0.0596        0.1977
Net Gains (Losses) on Securities
          (both realized and unrealized).............        0.7340        2.0000       0.9704        0.4723
                                                           --------      --------     --------      --------
    Total From Investment Operations.................        1.1730        2.0200       1.0300        0.6700
                                                           --------      --------     --------      --------
LESS DISTRIBUTIONS
Dividends (from net investment income)...............       (0.4200)      (0.0900)     (0.1800)      (0.1200)
Distributions (from capital gains)...................       (0.1130)      (0.0800)     (0.4500)         none
Returns of Capital...................................          none          none         none          none
                                                           --------      --------     --------      --------
    Total Distributions..............................       (0.5330)      (0.8900)     (0.6300)      (0.1200)
                                                           --------      --------     --------      --------
Net Asset Value, End of Period.......................      $13.7600      $15.1500     $12.8700      $10.5500
                                                           ========      ========     ========      ========

TOTAL RETURN(3) .....................................          9.30%(4)     15.57%(4)     8.77%(4)      6.73%(4)

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted)............      $103,029       $32,803      $15,331        $5,430
Ratio of Expenses to Average Net Assets..............          0.80%         0.80%        0.80%         0.80%
Ratio of Expenses to Average Net Assets
    prior to Expense Limitation......................          0.89%         0.96%        0.99%         1.26%
Ratio of Net Investment Income to Average Net Assets.          7.17%         0.33%        1.22%         5.54%
Ratio of Net Investment Income to Average Net Assets
    prior to Expense Limitation......................          7.06%         0.17%        1.03%         5.08%
Portfolio Turnover Rate..............................             9%          115%         108%           38%
Average Commission Rate Paid.........................       $0.0163       $0.0522      $0.0561           N/A

----------------------
(1)  Ratios have been annualized but total return has not been annualized.
(2) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(3) Total return does not reflect expenses that apply to the Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return.
(4) Total return reflects the expense limitation referenced in Expenses under Management of the Fund in the Prospectus.

         The following amends and supplements the information in, respectively, the first and fourth paragraphs in the section of the Prospectus entitled Mortgage-Backed Securities under Other Considerations.

         The Capital Reserves and Multiple Strategy Series may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or government sponsored corporations or those issued by certain private, non-government corporations, such as financial institutions. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

         CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Such private-backed securities may be 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities (so-called "agency mortgage-backed securities") or may not be so collateralized (so-called "non-agency mortgage-backed securities"). The Series may invest in agency and non- agency mortgage-backed securities. For both Series, non-agency mortgage-backed securities may comprise up to 20% of their respective assets, but all non-agency mortgage-backed securities must i) be rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization (e.g., BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc.("Moody's")) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages or other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. Government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than the market for other CMOs and REMICs.


         The following modifies the information appearing in numbered paragraph
(6) in the section of the Prospectus entitled Quality Restrictions under Capital Reserves Series and replaces the information in the section of the Prospectus entitled Asset- Backed Securities under Other Considerations.

         The Capital Reserves, Multiple Strategy and Money Market Series may invest in securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. For the Capital Reserves and Multiple Strategy Series, all such securities must be rated in one of the four highest rating categories by a reputable rating agency (e.g., BBB or better by S&P or Baa or better by Moody's). It is the Money Market Series' current policy to limit asset-backed investments to those rated in the highest rating category by a reputable rating agency (e.g., AAA by S&P or Aaa by Moody's) and represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.

         Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.

         The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risk of such a prepayment does exist. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases ever established, and other risks which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

         The following amends the portfolio manager information in the section of the Prospectus entitled Management of the Fund.

         Gerald S. Frey has joined Edward N. Antoian as Vice President/Senior Portfolio Manager and co-manager of the Growth and Emerging Growth Series. Mr. Frey has approximately 20 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and an MBA from Wilkes College. Prior to joining the Delaware Group in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New
York.

                                OCTOBER 30, 1996

                        DELAWARE GROUP PREMIUM FUND, INC.

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1996

         The following supplements the section of the Prospectus entitled Financial Highlights.

         The following unaudited condensed financial information for the Equity/Income, High Yield, Capital Reserves, Money Market, Growth and Multiple Strategy Series is derived from the unaudited financial statements of Delaware Group Premium Fund, Inc. (the "Fund") for the six-month period ended June 30, 1996. The data should be read in conjunction with the financial statements and related notes which are incorporated into the Statement of Additional Information by reference to the Fund's Semi-Annual Report for the six months ended June 30, 1996. A copy of the Semi-Annual Report may be obtained from the Fund upon request at no charge.

                                                         EQUITY/INCOME SERIES    HIGH YIELD SERIES     CAPITAL RESERVES SERIES
                                                         --------------------    -----------------     -----------------------
                                                               UNAUDITED             UNAUDITED               UNAUDITED
                                                                1/1/96                 1/1/96                 1/1/96
                                                                THROUGH                THROUGH                THROUGH
                                                               6/30/96(1)             6/30/96(1)            6/30/96(1)

Net Asset Value, Beginning of Period ...............        $     14.8300          $      8.9400          $      9.9300

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income ..............................               0.1987                 0.4227                 0.3092
Net Gains (Losses) on Securities
          (both realized and unrealized) ...........               0.7763                (0.1210)               (0.3300)
                                                            -------------          -------------          -------------
    Total From Investment Operations ...............               0.9750                 0.3017                (0.0208)
                                                            -------------          -------------          -------------
LESS DISTRIBUTIONS
Dividends (from net investment income) .............              (0.2200)               (0.4217)               (0.3092)
Distributions (from capital gains) .................              (1.2050)                  none                   none
Returns of Capital .................................                 none                   none                   none
                                                                                   -------------          -------------
    Total Distributions ............................              (1.4250)               (0.4217)               (0.3092)
                                                            -------------          -------------          -------------

Net Asset Value, End of Period .....................        $     14.3800          $      8.8200          $      9.6000
                                                            =============          =============          =============

----------------------------------------

TOTAL RETURN(2) ....................................                 7.15%                  3.42%                 (0.21%)

----------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ..........        $     122,647          $      55,850          $      26,758
Ratio of Expenses to Average Net Assets ............                 0.67%                  0.69%                  0.72%
Ratio of Expenses to Average Net Assets
    prior to Expense Limitation ....................                 0.67%                  0.69%                  0.72%
Ratio of Net Investment Income to Average Net Assets                 2.86%                  9.52%                  6.38%
Ratio of Net Investment Income to Average Net Assets
    prior to Expense Limitation ....................                 2.86%                  9.52%                  6.38%
Portfolio Turnover Rate ............................                  102%                   118%                   129%
Average Commission Rate Paid .......................        $      0.0600          $      0.0600                    N/A



                                                             MONEY MARKET SERIES   GROWTH SERIES        MULTIPLE STRATEGY SERIES
                                                             -------------------   -------------        ------------------------
                                                                 UNAUDITED           UNAUDITED                 UNAUDITED
                                                                  1/1/96              1/1/96                     1/1/96
                                                                  THROUGH             THROUGH                    THROUGH
                                                                6/30/96(1)           6/30/96(1)                 6/30/96(1)
Net Asset Value, Beginning of Period ...............        $     10.0000          $     15.1300             $     15.5000

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income ..............................               0.2393                (0.0318)                   0.2665
Net Gains (Losses) on Securities
          (both realized and unrealized) ...........                 none                  2.0968                    0.5785
                                                            -------------          -------------             -------------
    Total From Investment Operations ...............               0.2393                 2.0650                    0.8450
                                                            -------------          -------------             -------------
LESS DISTRIBUTIONS
Dividends (from net investment income) .............              (0.2393)               (0.0700)                  (0.4200)
Distributions (from capital gains) .................                 none                (1.1850)                  (0.6550)
Returns of Capital .................................                 none                   none                      none
                                                            -------------          -------------             -------------
    Total Distributions ............................              (0.2393)               (1.2550)                  (1.0750)
                                                            -------------          -------------             -------------

Net Asset Value, End of Period .....................        $     10.0000          $     15.9400             $     15.2700
                                                            =============          =============             =============

----------------------------------------

TOTAL RETURN(2) ....................................                 2.42%                 14.82%(3)                  5.81%

----------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ..........        $      20,942          $      68,186             $      66,929
Ratio of Expenses to Average Net Assets ............                 0.60%                  0.80%                     0.66%
Ratio of Expenses to Average Net Assets
    prior to Expense Limitation ....................                 0.60%                  0.83%                     0.66%
Ratio of Net Investment Income to Average Net Assets                 4.81%                 (0.29%)                    3.65%
Ratio of Net Investment Income to Average Net Assets
    prior to Expense Limitation ....................                 4.81%                 (0.31%)                    3.65%
Portfolio Turnover Rate ............................                 --                       85%                      118%
Average Commission Rate Paid .......................                  N/A           $      0.0598             $      0.0599



(1) Ratios have been annualized but total return has not been annualized.

(2) Total return does not reflect expenses that apply to the Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return.

(3) Total return reflects the expense limitation referenced in Expenses under Management of the Fund in the Prospectus.

     The following amends and supplements the information in, respectively, the first and fourth paragraphs in the section of the Prospectus entitled Mortgage-Backed Securities under Other
Considerations.

     The Capital Reserves and Multiple Strategy Series may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or government sponsored corporations or those issued by certain private, non-government corporations, such as financial institutions. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

     CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Such private-backed securities may be 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities (so-called "agency mortgage-backed securities") or may not be so collateralized (so-called "non-agency mortgage-backed securities"). The Series may invest in agency and nonagency mortgage-backed securities. For both Series, non-agency mortgage-backed securities may comprise up to 20% of their respective assets, but all non-agency mortgage-backed securities must i) be rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization (e.g., BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc.("Moody's")) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages or other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. Government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than the market for other CMOs and REMICs.

     The following modifies the information appearing in numbered paragraph (6) in the section of the Prospectus entitled Quality Restrictions under Capital Reserves Series and replaces the information in the section of the Prospectus entitled AssetBacked Securities under Other Considerations.

     The Capital Reserves, Multiple Strategy and Money Market Series may invest in securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. For the Capital Reserves and Multiple Strategy Series, all such securities must be rated in one of the four highest rating categories by a reputable rating agency (e.g., BBB or better by S&P or Baa or better by Moody's). It is the Money Market Series' current policy to limit asset-backed investments to those rated in the highest rating category by a reputable rating agency (e.g., AAA by S&P or Aaa by Moody's) and represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.

     Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.

     The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risk of such a prepayment does exist. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases ever established, and other risks which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.


     The following amends the portfolio manager information in the section of the Prospectus entitled Management of the Fund.

     Gerald S. Frey has joined Edward N. Antoian as Vice President/Senior Portfolio Manager and co-manager of the Growth Series. Mr. Frey has approximately 20 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and an MBA from Wilkes College. Prior to joining the Delaware Group in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

                                OCTOBER 30, 1996

                        DELAWARE GROUP PREMIUM FUND, INC.

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1996

         The following revises information on page 1 of the Prospectus.

         The Statement of Additional Information is available, without charge, by writing to Delaware Distributors, L.P. at 1818 Market Street, Philadelphia, PA 19103 or by calling 800-523-1918.


         The following supplements the section of the Prospectus entitled Financial highlights.

         The following unaudited condensed financial information for the Equity/Income and Emerging Growth Series is derived from the unaudited financial statements of Delaware Group Premium Fund, Inc. (the "Fund") for the six-month period ended June 30, 1996. The data should be read in conjunction with the financial statements and related notes which are incorporated into the Statement of Additional Information by reference to the Fund's Semi-Annual Report for the six months ended June 30, 1996. A copy of the Semi-Annual Report may be obtained from the Fund upon request at no charge.

        Unaudited condensed financial information for the period May 1, 1996 (date of initial public offering) through September 30, 1996 is also provided below for the Global Bond Series. The data should be read in conjunction with the financial statements and related notes which are included in the Statement of Additional Information.

                                                      EQUITY/INCOME SERIES EMERGING GROWTH SERIES  GLOBAL BOND SERIES
                                                            UNAUDITED          UNAUDITED                UNAUDITED
                                                             1/1/96             1/1/96                  5/2/96(2)
                                                             THROUGH           THROUGH                  THROUGH
                                                            6/30/96(1)        6/30/96(1)                9/30/96
Net Asset Value, Beginning of Period ...............       $ 14.8300            $14.0200               $ 10.0000

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income ..............................          0.1987              0.0200                  0.1977
Net Gains (Losses) on Securities
          (both realized and unrealized) ...........          0.7763              2.0000                  0.4723
                                                           ---------            --------               ---------
    Total From Investment Operations ...............          0.9750              2.0200                  0.6700
                                                           ---------            --------               ---------

LESS DISTRIBUTIONS
Dividends (from net investment income) .............         (0.2200)            (0.0900)                (0.1200)
Distributions (from capital gains) .................         (1.2050)            (0.8000)                   none
Returns of Capital .................................            none                none                    none
                                                           ---------            --------               ---------
    Total Distributions ............................         (1.4250)            (0.8900)                (0.1200)
                                                           ---------            --------               ---------
Net Asset Value, End of Period .....................       $ 14.3800            $15.1500               $ 10.5500
                                                           =========            ========               =========


TOTAL RETURN(3) ....................................            7.15%              15.57%(4)                6.73%(4)

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ..........       $ 122,647            $ 32,803               $   5,430
Ratio of Expenses to Average Net Assets ............            0.67%               0.80%                   0.80%
Ratio of Expenses to Average Net Assets
    prior to Expense Limitation ....................            0.67%               0.96%                   1.26%
Ratio of Net Investment Income to Average Net Assets            2.86%               0.33%                   5.54%
Ratio of Net Investment Income to Average Net Assets
    prior to Expense Limitation ....................            2.86%               0.17%                   5.08%
Portfolio Turnover Rate ............................             102%                115%                     38%
Average Commission Rate Paid .......................       $  0.0600            $ 0.0522                     N/A

(1) Ratios have been annualized but total return has not been annualized.
(2) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(3) Total return does not reflect
expenses that apply to the Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return.
(4) Total return reflects the expense limitation referenced in Expenses under Management of the Fund in the Prospectus.

         The following amends the portfolio manager information in the section of the Prospectus entitled Management of the fund.

         Gerald S. Frey has joined Edward N. Antoian as Vice President/Senior Portfolio Manager and co-manager of the Emerging Growth Series. Mr. Frey has approximately 20 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and an MBA from Wilkes College. Prior to joining the Delaware Group in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

                                OCTOBER 30, 1996

                        DELAWARE GROUP PREMIUM FUND, INC.
                           INTERNATIONAL EQUITY SERIES

      SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1996

         The following revises information on page 1 of the Prospectus.

         The Statement of Additional Information is available, without charge, by writing to Delaware Distributors, L.P. at 1818 Market Street, Philadelphia, PA 19103 or by calling 800-523-1918.

         The following supplements the information in the section of the Prospectus entitled Financial Highlights.

         The following unaudited condensed financial information for the International Equity Series is derived from the unaudited financial statements of Delaware Group Premium Fund, Inc. (the "Fund") for the six-month period ended June 30, 1996. The data should be read in conjunction with the financial statements and related notes which are incorporated into the Statement of Additional Information by reference to the Fund's Semi-Annual Report for the six months ended June 30, 1996. A copy of the Semi-Annual Report may be obtained from the Fund upon request at no charge.

                                                       INTERNATIONAL EQUITY SERIES
                                                                UNAUDITED
                                                                 1/1/96
                                                                 THROUGH
                                                                6/30/96(1)
Net Asset Value, Beginning of Period.....................       $13.1200

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income....................................         0.4390
Net Gains (Losses) on Securities
          (both realized and unrealized).................         0.7340
                                                                  ------
    Total From Investment Operations.....................         1.1730
                                                                  ------
LESS DISTRIBUTIONS
Dividends (from net investment income)...................        (0.4200)
Distributions (from capital gains).......................        (0.1130)
Returns of Capital.......................................          none
    Total Distributions..................................        (0.5330)
                                                                --------
Net Asset Value, End of Period...........................       $13.7600
                                                                ========

TOTAL RETURN(2) .........................................           9.30%(3)

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted)................      $103,029
Ratio of Expenses to Average Net Assets..................          0.80%
Ratio of Expenses to Average Net Assets
    prior to Expense Limitation..........................          0.89%
Ratio of Net Investment Income to Average Net Assets.....          7.17%
Ratio of Net Investment Income to Average Net Assets
    prior to Expense Limitation..........................          7.06%
Portfolio Turnover Rate..................................             9%
Average Commission Rate Paid.............................      $ 0.0163

(1)  Ratios have been annualized but total return has not been annualized.
(2) Total return does not reflect expenses that apply to the Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return.
(3) Total return reflects the expense limitation referenced in Expenses under Management of the Fund in the Prospectus.

                                OCTOBER 30, 1996
                        DELAWARE GROUP PREMIUM FUND, INC.
       SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1996

       The following provides updated information in the section of the Statement of Additional Information entitled Performance Information.

       The performance of each Series, other than the Global Bond Series, as shown below, is the average annual total return quotations through June 30, 1996. The performance of Global Bond Series, as shown below, is the aggregate total return quotations through September 30, 1996. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

                          AVERAGE ANNUAL TOTAL RETURN*

              EQUITY/         HIGH       CAPITAL         MONEY    MULTIPLE
              INCOME          YIELD     RESERVES        MARKET    STRATEGY                                    GROWTH
1 year                                                                                    1 year
ended                                                                                      ended
6/30/96           23.01%         9.69%         4.78%        5.16%        19.42%           6/30/96            31.51%

3 years                                                                                   3 years
ended                                                                                      ended
6/30/96           15.51%         7.16%         4.21%        4.28%        11.53%          6/30/96             16.31%

                                                                                          Period
5 years                                                                                   7/12/91**
ended                                                                                     through
6/30/96           15.08%        11.29%         6.14%        3.98%        12.16%          6/30/96             12.56%

Period
7/28/88**
through
6/30/96           10.63%         9.92%         6.86%        5.33%        12.06%


               INTERNATIONAL                                            EMERGING
                  EQUITY                                   VALUE         GROWTH
1 year                                       1 year
ended                                        ended
6/30/96           18.92%                     6/30/96       23.98%        36.28%

                                             Period
3 years                                      12/27/93**
ended                                        through
6/30/96           13.56%                     6/30/96       13.90%        21.63%

Period
10/29/92**
through
6/30/96           11.40%


   * Each Series' investment manager elected to waive voluntarily that portion, if any, of its annual compensation under its Investment Management Agreement with such Series necessary to limit operating expenses of the Series to .80%. In the absence of such voluntary waiver, if any, performance would have been affected negatively.
  ** Date of initial public offering.

                              AGGREGATE TOTAL RETURN*

                                                GLOBAL BOND
                        Period
                        5/2/96**
                        through
                        9/30/96                   6.73%




    * The investment manager elected to waive voluntarily that portion of its annual compensation under its Investment Management Agreement with the Series necessary to limit operating expenses of the Series to .80%. In the absence of such voluntary waiver, performance would have been affected negatively.

   ** Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

       The following is an example, for purposes of illustration only, of the current and effective yield calculations for the Money Market Series for the seven-day period ended June 30, 1996.

Value of a hypothetical account with one
         share at the beginning of the period ........         $ 10.00000000

Value of the same account at the
         end of the period ...........................           10.00924255
                                                               =============

Net change in account value ..........................             .00924255*

Base period return = net change in account
         value / beginning account value .............             .000924255

Current yield [base period return x (365 / 7)] .......            4.82%**
                                                               =============

Effective yield (1 + base period) 365/7 - 1 ..........            4.94%***
                                                               =============

Weighted average life to maturity of the portfolio on June 30, 1996 was 62 days.


   * This represents the net income per share for the seven calendar days ended June 30, 1996.

  ** This represents the average of annualized net investment income per share for the seven calendar days ended June 30, 1996.

 *** This represents the current yield for the seven calendar days ended June
     30, 1996 compounded daily.

       The following table is an example, for purposes of illustration only, of cumulative total return performance for each Series other than the Global Bond Series, through June 30, 1996. The performance of the Global Bond Series is a cumulative total return through September 30, 1996. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods.


                            CUMULATIVE TOTAL RETURN*

                  EQUITY/       HIGH         CAPITAL       MONEY        MULTIPLE
                  INCOME        YIELD        RESERVES      MARKET       STRATEGY                             GROWTH
3 months                                                                                 3 months
ended                                                                                    ended
6/30/96            1.98%         1.52%         0.37%        1.19%         4.45%          6/30/96              6.91%

6 months                                                                                 6 months
ended                                                                                    ended
6/30/96            7.15%         3.42%        (0.21%)       2.42%         5.81%          6/30/96             14.82%

9 months                                                                                 9 months
ended                                                                                    ended
6/30/96           13.76%         6.45%         3.07%        3.78%        12.41%          6/30/96             19.89%

1 year                                                                                   1 year
ended                                                                                    ended
6/30/96           23.01%         9.69%         4.78%        5.16%        19.42%          6/30/96             31.51%

3 years                                                                                  3 years
ended                                                                                    ended
6/30/96           54.13%        23.04%        13.16%       13.38%        38.72%          6/30/96             57.35%

                                                                                         Period
5 years                                                                                  7/12/91**
ended                                                                                    through
6/30/96          101.86%        70.70%        34.69%       21.52%        77.54%          6/30/96             80.04%

Period
7/28/88**
through
6/30/96          122.70%       111.64%        69.23%       50.89%       146.54%

               INTERNATIONAL                                            EMERGING
                  EQUITY                                   VALUE         GROWTH                               GLOBAL BOND
3 months                                   3 months                                         3 months
ended                                      ended                                            ended
6/30/96            3.69%                   6/30/96          4.30%       12.81%              9/30/96             4.95%

                                                                                            Period
6 months                                   6 months                                         5/2/96***
ended                                      ended                                            through
6/30/96            9.30%                   6/30/96          8.77%       15.57%              9/30/96             6.73%

9 months                                   9 months
ended                                      ended
6/30/96           12.39%                   6/30/96         14.85%       19.58%

1 year                                     1 year
ended                                      ended
6/30/96           18.92%                   6/30/96         23.98%       36.28%

                                           Period
3 years                                    12/27/93**
ended                                      through
6/30/96           46.44%                   6/30/96         38.62%       63.47%

Period
10/29/92**
through
6/30/96           48.64%


   * Each Series' investment manager elected to waive voluntarily that portion, if any, of its annual compensation under its Investment Management Agreement with such Series necessary to limit operating expenses of the Series to .80%. In the absence of such voluntary waiver, if any, performance would have been affected negatively.

  ** Date of initial public offering.

 *** Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

         The following replaces the section of the Statement of Additional Information entitled Financial Statements.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditor for each Series of the Fund and, in its capacity as such, audits the financial statements of each Series contained in the Fund's Annual Report. The Series', other than the Global Bond Series', Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditor, for the year ended December 31, 1995 are included in the Fund's Annual Report to shareholders. The financial statements and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into Part B. Unaudited financial statements and the notes relating thereto for each Series for the period ended June 30, 1996 are incorporated by reference from the Semi-Annual Report into Part B. Unaudited financial information for the period May 2, 1996 (date of initial sale) through September 30, 1996 for the Global Bond Series follows.

DELAWARE GROUP PREMIUM FUND, INC.-GLOBAL BOND SERIES
STATEMENT OF NET ASSETS
SEPTEMBER 30,1996
(UNAUDITED)

                                                                                      Principal           Market
                                                                                        Amount*            Value
                                                                                                         (U.S.$)
BONDS - 87.33%
AUSTRALIA - 7.04%
Australian Government                         10.00%    02/15/06 . . . . .           Astl100,000         90,724

Australian Government                          9.50%    08/15/03 . . . . .               100,000         87,059

New South Wales                                7.00%    04/01/04 . . . . .               100,000         75,908

Queensland Treasury-Global                     8.00%    05/14/03 . . . . .               160,000        128,409
                                                                                                        -------
                                                                                                        382,100
                                                                                                        -------
AUSTRIA - 1.76%
Republic of Austria                            5.63%    12/14/00 . . . . .          Ast1,000,000         95,704
                                                                                                        -------
                                                                                                         95,704
                                                                                                        -------
BELGIUM - 1.39%
Kingdom of Belgium                            10.00%    08/02/00 . . . . .          Bef2,000,000         75,443
                                                                                                        -------
                                                                                                         75,443
                                                                                                        -------
CANADA - 10.96%
Autobahn Schnell                               8.50%    03/03/03 . . . . .              C$60,000         47,493

Export-Import Bank of Japan                    7.75%    10/08/02 . . . . .                60,000         46,281

General Elec Cap Canada                        7.13%    02/12/04 . . . . .               100,000         73,832

Government of Canada                           9.00%    12/01/04 . . . . .               100,000         82,893

Government of Canada                          10.25%    03/15/14 . . . . .               100,000         92,451

KFW International Finance                      6.50%    12/28/01 . . . . .                60,000         44,409

Kingdom of Norway                              8.38%    01/27/03 . . . . .               200,000        157,483

Ontario Hydro                                 10.00%    03/19/01 . . . . .                60,000         50,411
                                                                                                        -------
                                                                                                        595,253
                                                                                                        -------
DENMARK - 9.88%
Danish Government                              8.00%    05/15/03 . . . . .             Dk500,000         92,734

Kingdom of Denmark                             8.00%    03/15/06 . . . . .             1,300,000        237,888

Kingdom of Denmark                             8.00%    11/15/01 . . . . .             1,100,000        205,688
                                                                                                        -------
                                                                                                        536,310
                                                                                                        -------

GERMANY - 8.47%
Baden Wurt L-Finance NV
                                               6.63%    08/20/03 . . . . .            Dem250,000        171,507

Bundesrepblik Deutscheland                     8.38%    05/21/01 . . . . .               250,000        186,322



International Bank Rec & Dev                    6.13%    09/27/02 . . . . .               150,000        102,167
                                                                                                         -------
                                                                                                         459,996
                                                                                                         -------
ITALY - 2.78%
European Investment Bank                       12.75%    02/15/00 . . . . .        Itl200,000,000        150,829
                                                                                                         -------
                                                                                                         150,829
                                                                                                         -------
NETHERLANDS - 1.24%
Netherlands Government                          9.00%    05/15/00 . . . . .            Nlg100,000         67,144
                                                                                                         -------
                                                                                                          67,144
                                                                                                         -------
NEW ZEALAND - 13.48%
Government of New Zealand                       8.00%    02/15/01 . . . . .            NZ$200,000        139,494

Government of New Zealand                       8.00%    04/15/04 . . . . .               400,000        278,541

New Zealand Government                          8.00%    11/15/06 . . . . .               450,000        314,114
                                                                                                         -------
                                                                                                         732,149
                                                                                                         -------
SPAIN - 8.31%
Bonos Y Obligation Del Estado                   8.20%    02/28/09 . . . . .          Sp18,000,000        138,084

Spanish Government Bonos y Obl                 11.30%    01/15/02 . . . . .             8,000,000         72,145

Spanish Government                             10.50%    10/30 /03 . . . . .           27,000,000        241,282
                                                                                                         -------
                                                                                                         451,511
                                                                                                         -------
SWEDEN - 3.28%
Swedish Government                             10.25%    05/05/03 . . . . .             Sk300,000         52,570

Swedish Government                              9.00%    04/20/09 . . . . .               300,000         50,064

Swedish Government                             13.00%    06/15/01 . . . . .               400,000         75,236
                                                                                                         -------
                                                                                                         177,870
                                                                                                         -------
UNITED KINGDOM - 9.13%
Abbey National Treasury                         8.00%    04/02/03 . . . . .             Gbp50,000         79,565

Barclays Bank plc                               6.50%    02/16/04 . . . . .                30,000         43,570

Depfa Finance                                   7.13%    11/11/03 . . . . .                50,000         75,993

Glaxo Wellcome plc                              8.75%    12/01/05 . . . . .                80,000        129,966

UK Conversion S47 Stock Guilt                   9.00%    03/03/00 . . . . .               100,000        166,910
                                                                                                         -------
                                                                                                         496,004
                                                                                                         -------
UNITED STATES - 9.61%
U.S.Treasury Notes                              7.50%    11/15/01 . . . . .              $500,000        521,875
                                                                                                         -------
                                                                                                         521,875
                                                                                                         -------

TOTAL BONDS (COST $4,588,281)                                                                          4,742,188
                                                                                                       ---------

REPURCHASE AGREEMENTS - 9.61%
With Chase Manhattan 5.62% 10/01/96
 (dated 9/30/96, collateralized by
 $176,000 U.S. Treasury Notes 6.125% due
 5/31/97 market value $179,728)                                                          $176,000        176,000
With J.P. Morgan Bank 5.62% 10/01/96
 (dated 9/30/96, collateralized by
 $173,000 U.S. Treasury Notes 6.625% due
 6/30/01 market value $175,494)                                                           173,000        173,000
With Paine Webber 5.62% 10/01/96
 (dated 9/30/96, collateralized by
 $52,000 U.S. Treasury Notes 6.785% due
 8/31/99 market value $122,435 and
 $120,000 U.S. Treasury Notes 6.125% due
 5/15/98 market value $53,056)                                                            173,000        173,000
                                                                                                         -------

TOTAL REPURCHASE AGREEMENTS (COST $522,000)                                                              522,000
                                                                                                         -------
TOTAL MARKET VALUE OF SECURITIES - 96.94%
(COST $5,110,281)                                                                                      5,264,188

RECEIVABLES AND OTHER ASSETS NET OF                                                                      166,215
LIABILITIES - 3.06%

NET ASSETS APPLICABLE TO 514,734 SHARES
($.01 PAR VALUE) OUTSTANDING;
 EQUIVALENT TO $10.55 PER SHARE - 100%                                                                 5,430,403
                                                                                                       ---------

COMPONENTS OF NET ASSETS AT SEPTEMBER 30,1996
Common stock , $.01 par value,
500,000,000 shares authorized to the Fund with
50,000,000 shares allocated to the Series                                                              5,209,025

Accumulated undistributed:
 Net investment income
 Net realized gain on investments                                                                         59,874
 Net unrealized appreciation on                                                                           (5,524)
 investments and foreign currencies                                                                      167,028
                                                                                                       ---------
                                                                                                       5,430,403
                                                                                                       ---------

-------------------------------------------------------------------------------

* Principal amount is stated in the currency in which each bond is denominated.

 Astl - Australian Dollars                 Nlg - Netherland Guilders
 Ast - Austrian Schillings                 NZ$ - New Zealand Dollars
 Bef - Belgian Francs                      Sp - Spanish Peseta
 C$ - Canadian Dollars                     Sk - Swedish Krona
 Dk - Danish Krone                         Gbp - British Pounds
 Dem - German Deutsche Mark                $ - U.S. Dollars
 Itl - Italian Lira

    DELAWARE GROUP PREMIUM FUND, INC. - GLOBAL BOND SERIES
    STATEMENT OF ASSETS AND LIABILITIES
    SEPTEMBER 30, 1996
    (UNAUDITED)

                                                                         PREMIUM GLOBAL
                                                                           BOND SERIES
                                                                           -----------
   ASSETS:
   Investments at market                                                     $5,264,188
   Receivable for securities sold                                               457,000
   Dividends and interest receivable                                            181,281
   Subscriptions receivable                                                      59,308
   Cash and foreign currencies                                                   19,216
   Other assets                                                                   7,715
                                                                             ----------
        Total assets                                                          5,988,708
                                                                             ----------
   LIABILITIES:
   Payable for securities purchased                                             522,000
   Other accounts payable and accrued expenses                                   36,305
                                                                             ----------
        Total liabilities                                                       558,305
                                                                             ----------
   TOTAL NET ASSETS                                                          $5,430,403
                                                                             ==========

                             See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC. - GLOBAL BOND SERIES
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM MAY 2, 1996(1) TO SEPTEMBER 30, 1996
(UNAUDITED)

INVESTMENT INCOME:
Interest                                                   $ 124,719                $ 124,719

EXPENSES:
Management fees                                               12,373
Custodian fees                                                 3,950
Professional fees                                              2,042
Registration fees                                                730
Directors' fees                                                  365
Reports to shareholders                                          320
Salaries                                                         294
Dividend disbursing, transfer
 agent fees and expenses                                         166
Taxes other than income                                          161
Other                                                            462
                                                           ---------
                                                              20,863

Less expenses absorbed by Delaware
    International Advisers Ltd.                               (7,716)
                                                           ---------
                                                                                       13,147
                                                                                    ---------
NET INVESTMENT INCOME                                                                 111,572

NET INVESTMENT INCOME

NET REALIZED LOSS AND UNREALIZED GAIN
    ON INVESTMENTS AND FOREIGN CURRENCIES:

Net realized gain (loss)on:
    Investment transactions                                   14,340
    Foreign currencies                                       (19,864)
                                                           ---------
      Net realized loss                                       (5,524)

Net unrealized appreciation of
 investment and foreign currencies                           167,028
                                                           ---------
NET REALIZED AND UNREALIZED
    GAIN  ON INVESTMENTS AND
    FOREIGN CURRENCIES                                                                161,504
                                                                                    ---------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                                       $ 273,076
                                                                                    =========

-------------------
(1) Date of initial public offering.

                             See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC. - GLOBAL BOND SERIES
STATEMENT OF CHANGES IN NET ASSETS

                                                        5/2/96(1)
                                                         THROUGH
                                                         9/30/96
OPERATIONS:
Net investment income                                   $  111,572
Net realized loss on investments
   and foreign currencies                                  (5,524)
Net unrealized appreciation of investments
   and foreign currencies during the period                167,028
                                                        ----------
Net increase in net assets resulting
   from operations                                         273,076

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income                                      (51,696)
Net realized gain from security transactions                    --
                                                        ----------
                                                           (51,696)
                                                        ----------
CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold                                5,265,821
Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income                                        36,254
Net asset value of shares issued upon
   reinvestment of distributions from
   net realized gain from security
   transactions                                                 --
                                                        ----------
                                                         5,302,075
Cost of shares repurchased                                 (93,052)
                                                        ----------
Increase in net assets derived from capital
   share transactions                                    5,209,023
                                                        ----------
NET INCREASE IN NET ASSETS                               5,430,403

NET ASSETS:
Beginning of period                                             --
                                                        ----------
End of period (including undistributed net
   investment income of 40,011)                         $5,430,403
                                                        ==========

---------------
(1) Date of initial public offering.

                             See accompanying notes

Delaware Group Premium Fund, Inc. - Global Bond Series
Notes to Financial Statements
September 30, 1996
(Unaudited)


Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Fund is organized as a Maryland corporation and offers ten series, the Equity/Income Series, the High Yield Series, the Capital Reserves Series, the Multiple Strategy Series, the Money Market Series, the Growth Series, the International Equity Series, the Emerging Growth Series, the Value Series and the Global Bond Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with general accounting principles and are consistently followed by the Fund:

SECURITY VALUATION-Securities listed on an exchange are valued at the last quoted sales price as of 4:00 pm EST on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and are believed to reflect the fair value of such securities. Securities listed on a foreign exchange are valued at the last quoted sale price before the time when the Fund is valued. Money market instruments having less than 60 days to maturity are valued at amortized cost.

FEDERAL INCOME TAXES-The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

REPURCHASE AGREEMENTS-Each Series may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregated daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCIES-The value of all assets and liabilities denominated in foreign currencies are translated into the U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 pm EST. Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

OTHER-Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original discounts are accreted to interest income over the lives of the respective securities.

Certain fund expenses are paid directly by brokers. The amount of these expenses is less than 0.01% of each Series' average net assets.

2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware International Advisers Ltd. (DIAL), the investment manager, a fee which is calculated daily at the rate of 0.75%, of the average daily net assets of the Series. At September 30, 1996, the Series had a liability for Investment Management fees and other expenses payable to DMC for $12,373.

DIAL has elected voluntarily to waive their fees and reimburse the Series to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.80% of average daily net assets for the Series through December 31, 1996. Total expense absorbed by DIAL for the period ended September 30, 1996 is $7.716.

Certain officers of DMC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC to serve as dividend disbursing and transfer agent. For the period ended September 30, 1996, the Series expensed $166 for these services. At September 30, 1996, the Series had a liability for these and other expenses payable to DSC for $494.

Effective August 19, 1996, the Series also engaged DSC to provide accounting services for the Series.

3.  INVESTMENTS
During the period ended September 30, 1996, the Series made purchases of $5,183,451 and sales of $609,625 of securities other than direct U.S. government securities and temporary cash investments.

At September 30, 1996, unrealized appreciation for federal income tax purposes aggregated $153,907 of which $156,682 related to unrealized appreciation of securities and $2,775 related to unrealized depreciation of securities.

The realized gain for federal income tax purposes was $14,340 for the period ended September 30, 1996.

4.  CAPITAL STOCK
Transactions in capital stock shares were as follows:

                                                           5/2/96(1)
                                                           through
                                                           9/30/96
                                                         (Unaudited)
Shares sold                                                520,270
Shares issued upon reinvestment of dividends from
    net investment income and distributions from
    net realized gain from security transactions             3,525
                                                           -------
                                                           523,795
Shares repurchased                                         (9,061)
                                                           -------
    Net increase                                           514,734
                                                           =======


5.  FOREIGN CURRENCY FORWARD CONTRACTS
The following currency forward contracts were outstanding at September 30, 1996:

    Contract to                                      In Exchange      Settlement              Unrealized
    Deliver                                              For             Date                 Gain/(Loss)
    -----------                                      -----------      -----------             -----------
  949,327 Australian Schillings                         $91,900          11/29/96               $ 3,114
2,397,880 Belgian Francs                                 79,400          11/29/96                 3,028
  109,752 Dutch Gilders                                  66,800          11/29/96                 2,353
  183,815 German Deutsche Marks                         125,300          11/29/96                 4,321
                                                                                                -------
                                                                                                $12,816
                                                                                                =======

---------------------
(1) Date of initial public offering.

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                             5/2/96(1)
                                                             through
                                                             9/30/96
                                                           (Unaudited)
Net asset value, beginning of period                         $10.0000
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                      0.1977
    Net realized and unrealized gain from
    security transactions                                      0.4723
                                                             --------
    Total from investment operations                           0.6700
                                                             --------

LESS DISTRIBUTIONS:
    Dividends from net investment income                     (0.1200)
    Distributions from net realized gain
    from security transactions                                   none
                                                             --------
    Total distributions                                      (0.1200)
                                                             --------
Net asset value, end of period                               $10.5500
                                                             ========
Total return                                                    6.73%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's omitted)                  $5,430
    Ratio of expenses to average daily net assets               0.80%
    Ratio of expenses to average daily net assets
    prior to expense limitation                                 1.26%
    Ratio of net investment income to average net
    assets                                                      5.54%
    Ratio of net investment income to average net
    assets prior to expense limitation                          5.08%
    Portfolio turnover rate                                       38%

---------------------
(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.

                                OCTOBER 30, 1996
                        DELAWARE GROUP PREMIUM FUND, INC.
       SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1996


         The following provides updated information in the section of the Statement of Additional Information entitled Performance Information.

         The performance of each Series, other than the Global Bond Series, as shown below, is the average annual total return quotations through June 30, 1996. The performance of the Global Bond Series, as shown below, is the aggregate total return quotations through September 30, 1996. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.


                         AVERAGE ANNUAL TOTAL RETURN(1)

                     EQUITY/                              EMERGING
                     INCOME                                GROWTH
      1 year                             1 year
      ended                              ended
      6/30/96         23.01%             6/30/96             36.28%

                                         Period
      3 years                            12/27/93(2)
      ended                              through
      6/30/96         15.51%             6/30/96             21.63%

      5 years
      ended
      6/30/96         15.08%

      Period
      7/28/88(2)
      through
      6/30/96         10.63%

(1) The investment manager elected to waive voluntarily that portion, if any, of its annual compensation under its Investment Management Agreement with such Series necessary to limit operating expenses of the Series to .80%. In the absence of such voluntary waiver, if any, performance would have been affected negatively.
(2)      Date of initial public offering.

                            AGGREGATE TOTAL RETURN(1)

                                   GLOBAL BOND
              Period
              5/2/96(2)
              through
              9/30/96                6.73%

(1) The investment manager elected to waive voluntarily that portion of its annual compensation under its Investment Management Agreement with the Series necessary to limit operating expenses of the Series to .80%. In the absence of such voluntary waiver, performance would have been affected negatively.
(2) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

         The following table is an example, for purposes of illustration only, of cumulative total return performance for each Series, other than the Global Bond Series, through June 30, 1996. The performance of Global Bond Series is cumulative total return through September 30, 1996. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods.

                           CUMULATIVE TOTAL RETURN(1)

                             EQUITY/                                 EMERGING                             GLOBAL
                             INCOME                                  GROWTH                                BOND
        3 months                                  3 months                               3 months
        ended                                     ended                                  ended
        6/30/96               1.98%               6/30/96             12.81%             9/30/96           4.95%

                                                                                         Period
        6 months                                  6 months                               5/2/96(3)
        ended                                     ended                                  through
        6/30/96               7.15%               6/30/96             15.57%             9/30/96           6.73%

        9 months                                  9 months
        ended                                     ended
        6/30/96              13.76%               6/30/96             19.58%

        1 year                                    1 year
        ended                                     ended
        6/30/96              23.01%               6/30/96             36.28%

                                                  Period
        3 years                                   12/27/93(2)
        ended                                     through
        6/30/96              54.13%               6/30/96             63.47%

        5 years
        ended
        6/30/96             101.86%

        Period
        7/28/88(2)
        through
        6/30/96             122.70%


(1) Each Series' investment manager elected to waive voluntarily that portion, if any, of its annual compensation under its Investment Management Agreement with such Series necessary to limit operating expenses of the Series to .80%. In the absence of such voluntary waiver, if any, performance would have been affected negatively.
(2)      Date of initial public offering.
(3) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

         The following replaces the section of the Statement of Additional Information entitled Financial statements.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditor for each Series of the Fund and, in its capacity as such, audits the financial statements of each Series contained in the Fund's Annual Report. The Series', other than the Global Bond Series', Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditor, for the year ended December 31, 1995 are included in the Fund's Annual report to shareholders. The financial statements and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual report into Part B. Unaudited financial statements and the notes relating thereto for each Series for the period ended June 30, 1996 are incorporated by reference from the Semi-Annual Report into Part B. Unaudited financial information for the period May 2, 1996 (date of initial public sale) through September 30, 1996 for the Global Bond Series follows.

DELAWARE GROUP PREMIUM FUND, INC.-GLOBAL BOND SERIES
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1996
(UNAUDITED)

                                                                                       Principal         Market
                                                                                         Amount*          Value
                                                                                                         (U.S.$)
BONDS - 87.33%
AUSTRALIA - 7.04%
Australian Government                          10.00%    02/15/06 . . . . .           Astl100,000         90,724

Australian Government                           9.50%    08/15/03 . . . . .               100,000         87,059

New South Wales                                 7.00%    04/01/04 . . . . .               100,000         75,908

Queensland Treasury-Global                      8.00%    05/14/03 . . . . .               160,000        128,409
                                                                                                         -------
                                                                                                         382,100
                                                                                                         -------
AUSTRIA - 1.76%
Republic of Austria                             5.63%    12/14/00 . . . . .          Ast1,000,000         95,704
                                                                                                         -------
                                                                                                          95,704
                                                                                                         -------
BELGIUM - 1.39%
Kingdom of Belgium                             10.00%    08/02/00 . . . . .          Bef2,000,000         75,443
                                                                                                         -------
                                                                                                          75,443
                                                                                                         -------
CANADA - 10.96%
Autobahn Schnell                                8.50%    03/03/03 . . . . .              C$60,000         47,493

Export-Import Bank of Japan                     7.75%    10/08/02 . . . . .                60,000         46,281

General Elec Cap Canada                         7.13%    02/12/04 . . . . .               100,000         73,832

Government of Canada                            9.00%    12/01/04 . . . . .               100,000         82,893

Government of Canada                           10.25%    03/15/14 . . . . .               100,000         92,451

KFW International Finance                       6.50%    12/28/01 . . . . .                60,000         44,409

Kingdom of Norway                               8.38%    01/27/03 . . . . .               200,000        157,483

Ontario Hydro                                  10.00%    03/19/01 . . . . .                60,000         50,411
                                                                                                         -------
                                                                                                         595,253
                                                                                                         -------
DENMARK - 9.88%
Danish Governmentt                              8.00%    05/15/03 . . . . .             Dk500,000         92,734

Kingdom of Denmark                              8.00%    03/15/06 . . . . .             1,300,000        237,888

Kingdom of Denmark                              8.00%    11/15/01 . . . . .             1,100,000        205,688
                                                                                                         -------
                                                                                                         536,310
                                                                                                         -------
GERMANY - 8.47%
Baden Wurt L-Finance NV                         6.63%    08/20/03 . . . . .            Dem250,000        171,507

Bundesrepblik Deutscheland                      8.38%    05/21/01 . . . . .               250,000        186,322




International Bank Rec & Dev                    6.13%    09/27/02 . . . . .               150,000        102,167
                                                                                                         -------
                                                                                                         459,996
                                                                                                         -------
ITALY - 2.78%
European Investment Bank                       12.75%    02/15/00 . . . . .        Itl200,000,000        150,829
                                                                                                         -------
                                                                                                         150,829

NETHERLANDS - 1.24%
Netherlands Government                          9.00%    05/15/00 . . . . .            Nlg100,000         67,144
                                                                                                         -------
                                                                                                          67,144
                                                                                                         -------
NEW ZEALAND - 13.48%
Government of New Zealand                       8.00%    02/15/01 . . . . .            NZ$200,000        139,494

Government of New Zealand                       8.00%    04/15/04 . . . . .               400,000        278,541

New Zealand Government                          8.00%    11/15/06 . . . . .               450,000        314,114
                                                                                                         -------
                                                                                                         732,149
                                                                                                         -------
SPAIN - 8.31%
Bonos Y Obligation Del Estado                   8.20%    02/28/09 . . . . .          Sp18,000,000        138,084

Spanish Government Bonos y Obl                 11.30%    01/15/02 . . . . .             8,000,000         72,145

Spanish Government                             10.50%    10/30/03 . . . . .            27,000,000        241,282
                                                                                                         -------
                                                                                                         451,511
SWEDEN - 3.28%
Swedish Government                             10.25%    05/05/03 . . . . .             Sk300,000         52,570

Swedish Government                              9.00%    04/20/09 . . . . .               300,000         50,064

Swedish Government                             13.00%    06/15/01 . . . . .               400,000         75,236
                                                                                                         -------
                                                                                                         177,870
                                                                                                         -------
UNITED KINGDOM - 9.13%
Abbey National Treasury                         8.00%    04/02/03 . . . . .             Gbp50,000         79,565

Barclays Bank plc                               6.50%    02/16/04 . . . . .                30,000         43,570

Depfa Finance                                   7.13%    11/11/03 . . . . .                50,000         75,993

Glaxo Wellcome plc                              8.75%    12/01/05 . . . . .                80,000        129,966

UK Conversion S47 Stock Guilt                   9.00%    03/03/00 . . . . .               100,000        166,910
                                                                                                         -------
                                                                                                         496,004
                                                                                                         -------
UNITED STATES - 9.61%
U.S. Treasury Notes                             7.50%    11/15/01 . . . . .              $500,000        521,875
                                                                                                         -------
                                                                                                         521,875
                                                                                                         -------
TOTAL BONDS (COST $4,588,281)                                                                          4,742,188
                                                                                                       ---------


REPURCHASE AGREEMENTS - 9.61%
With Chase Manhattan 5.62% 10/01/96
 (dated 9/30/96, collateralized by
 $176,000 U.S. Treasury Notes 6.125% due
 5/31/97 market value $179,728)                                                          $176,000        176,000
With J.P. Morgan Bank 5.62% 10/01/96
 (dated 9/30/96, collateralized by
 $173,000 U.S. Treasury Notes 6.625% due
 6/30/01 market value $175,494)                                                           173,000        173,000
With Paine Webber 5.62% 10/01/96
 (dated 9/30/96, collateralized by
 $52,000 U.S. Treasury Notes 6.785% due
 8/31/99 market value $122,435 and
 $120,000 U.S. Treasury Notes 6.125% due
 5/15/98 market value $53,056)                                                            173,000        173,000
                                                                                                         -------

TOTAL REPURCHASE AGREEMENTS (COST $522,000)                                                              522,000
                                                                                                         -------

TOTAL MARKET VALUE OF SECURITIES - 96.94% (COST $5,110,281)                                            5,264,188

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 3.06%                                                  166,215

NET ASSETS APPLICABLE TO 514,734 SHARES ($.01 PAR VALUE) OUTSTANDING;
 EQUIVALENT TO $10.55 PER SHARE - 100%                                                                 5,430,403
                                                                                                       ---------
COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 1996
Common stock, $.01 par value, 500,000,000 shares authorized to the Fund with
 50,000,000 shares allocated to the Series                                                             5,209,025
Accumulated undistributed:
 Net investment income                                                                                    59,874
 Net realized gain on investments                                                                         (5,524)
 Net unrealized appreciation on investments and foreign currencies                                       167,028
                                                                                                       ---------
                                                                                                       5,430,403
                                                                                                       ---------

-------------------------------------------------------------

* Principal amount is stated in the currency in which each bond is denominated.

 Astl - Australian Dollars                 Nlg - Netherland Guilders
 Ast - Austrian Schillings                 NZ$ - New Zealand Dollars
 Bef - Belgian Francs                      Sp - Spanish Peseta
 C$ - Canadian Dollars                     Sk - Swedish Krona
 Dk - Danish Krone                         Gbp - British Pounds
 Dem - German Deutsche Mark                $ - U.S. Dollars
 Itl - Italian Lira

    DELAWARE GROUP PREMIUM FUND, INC. - GLOBAL BOND SERIES
    STATEMENT OF ASSETS AND LIABILITIES
    SEPTEMBER 30, 1996
    (UNAUDITED)

                                                                         PREMIUM GLOBAL
                                                                           BOND SERIES
                                                                           -----------
   ASSETS:
   Investments at market                                                     $5,264,188
   Receivable for securities sold                                               457,000
   Dividends and interest receivable                                            181,281
   Subscriptions receivable                                                      59,308
   Cash and foreign currencies                                                   19,216
   Other assets                                                                   7,715
                                                                             ----------
        Total assets                                                          5,988,708
                                                                             ----------
   LIABILITIES:
   Payable for securities purchased                                             522,000
   Other accounts payable and accrued expenses                                   36,305
                                                                             ----------
        Total liabilities                                                       558,305
                                                                             ----------
   TOTAL NET ASSETS                                                          $5,430,403
                                                                             ==========

                             See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC. - GLOBAL BOND SERIES
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM MAY 2, 1996(1) TO SEPTEMBER 30, 1996
(UNAUDITED)

INVESTMENT INCOME:
Interest                                                   $ 124,719                $ 124,719

EXPENSES:
Management fees                                               12,373
Custodian fees                                                 3,950
Professional fees                                              2,042
Registration fees                                                730
Directors' fees                                                  365
Reports to shareholders                                          320
Salaries                                                         294
Dividend disbursing, transfer
    agent fees and expenses                                      166
Taxes other than income                                          161
Other                                                            462
                                                           ---------
                                                              20,863

Less expenses absorbed by Delaware
    International Advisers Ltd.                               (7,716)
                                                           ---------
                                                                                       13,147
                                                                                    ---------
NET INVESTMENT INCOME                                                                 111,572

NET INVESTMENT INCOME

NET REALIZED  LOSS AND UNREALIZED GAIN
    ON INVESTMENTS AND FOREIGN  CURRENCIES:
Net realized gain (loss)on:
    Investment transactions                                   14,340
    Foreign currencies                                       (19,864)
                                                           ---------
      Net realized loss                                       (5,524)
Net unrealized appreciation of
    investment and foreign currencies                        167,028
                                                           ---------
NET REALIZED AND UNREALIZED
    GAIN  ON INVESTMENTS AND
    FOREIGN CURRENCIES                                                                161,504
                                                                                    ---------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                                       $ 273,076
                                                                                    =========

----------
(1) Date of initial public offering.

                             See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC. - GLOBAL BOND SERIES
STATEMENT OF CHANGES IN NET ASSETS

                                                          5/2/96(1)
                                                           THROUGH
                                                           9/30/96
OPERATIONS:
Net investment income                                   $  111,572
Net realized loss on investments
   and foreign currencies                                  (5,524)
Net unrealized appreciation of investments
   and foreign currencies during the period                167,028
                                                        ----------
Net increase in net assets resulting
   from operations                                         273,076

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                      (51,696)
Net realized gain from security transactions                    --
                                                        ----------
                                                           (51,696)
                                                        ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                5,265,821
Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income                                        36,254
Net asset value of shares issued upon
   reinvestment of distributions from
   net realized gain from security
   transactions                                                 --
                                                        ----------
                                                         5,302,075
Cost of shares repurchased                                 (93,052)
                                                        ----------
Increase in net assets derived from capital
   share transactions                                    5,209,023
NET INCREASE IN NET ASSETS                               5,430,403

NET ASSETS:
Beginning of period                                             --
End of period (including undistributed net
   investment income of 40,011)                         $5,430,403
                                                        ==========

----------
(1) Date of initial public offering.

                             See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC. - GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996
(UNAUDITED)


Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940. The
Fund is organized as a Maryland corporation and offers ten series, the Equity/Income Series, the High Yield Series, the Capital Reserves Series, the Multiple Strategy Series, the Money Market Series, the Growth Series, the International Equity Series, the Emerging Growth Series, the Value
Series and the Global Bond Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with general accounting principles and are consistently followed by the Fund:

SECURITY VALUATION-Securities listed on an exchange are valued at the last quoted sales price as of 4:00 pm EST on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and are believed to reflect the fair value of such securities. Securities listed on a foreign exchange are valued at the last quoted sale price before the time when the Fund is valued. Money market instruments having less than 60 days to maturity are valued at amortized cost.

FEDERAL INCOME TAXES-The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

REPURCHASE AGREEMENTS-Each Series may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregated daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCIES-The value of all assets and liabilities denominated in foreign currencies are translated into the U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 pm EST. Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

OTHER-Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original discounts are accreted to interest income over the lives of the respective securities.

Certain fund expenses are paid directly by brokers. The amount of these expenses is less than 0.01% of each Series' average net assets.

2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware International Advisers Ltd. (DIAL), the investment manager, a fee which is calculated daily at the rate of 0.75%, of the average daily net assets of the Series. At September 30, 1996, the Series had a liability for Investment Management fees and other expenses payable to DMC for $12,373.

DIAL has elected voluntarily to waive their fees and reimburse the Series to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.80% of average daily net assets for the Series through December 31, 1996. Total expense absorbed by DIAL for the period ended September 30, 1996 is $7.716.

Certain officers of DMC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC to serve as dividend disbursing and transfer agent. For the period ended September 30, 1996, the Series expensed $166 for these services. At September 30, 1996, the Series had a liability for these and other expenses payable to DSC for $494.

Effective August 19, 1996, the Series also engaged DSC to provide accounting services for the Series.

3.  INVESTMENTS
During the period ended September 30, 1996, the Series made purchases of $5,183,451 and sales of $609,625 of securities other than direct U.S. government securities and temporary cash investments.

At September 30, 1996, unrealized appreciation for federal income tax purposes aggregated $153,907 of which $156,682 related to unrealized appreciation of securities and $2,775 related to unrealized depreciation of securities.

The realized gain for federal income tax purposes was $14,340 for the period ended September 30, 1996.

4.  CAPITAL STOCK
Transactions in capital stock shares were as follows:

                                                          5/2/96(1)
                                                           THROUGH
                                                           9/30/96
                                                         (UNAUDITED)

Shares sold                                                520,270
Shares issued upon reinvestment of dividends from
    net investment income and distributions from
    net realized gain from security transactions             3,525
                                                           -------
                                                           523,795
Shares repurchased                                          (9,061)
                                                           -------
    Net increase                                           514,734
                                                           =======


5.  FOREIGN CURRENCY FORWARD CONTRACTS
The following currency forward contracts were outstanding at September 30, 1996:

    Contract to                                      In Exchange      Settlement      Unrealized
    Deliver                                              For             Date         Gain/(Loss)
    ---------------------                             ----------      ----------      -----------
  949,327 Australian Schillings                         $91,900          11/29/96       $ 3,114
2,397,880 Belgian Francs                                 79,400          11/29/96         3,028
  109,752 Dutch Gilders                                  66,800          11/29/96         2,353
  183,815 German Deutsche Marks                         125,300          11/29/96         4,321
                                                                                        -------
                                                                                        $12,816
                                                                                        =======

----------
(1) Date of initial public offering.

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                            5/2/96(1)
                                                             THROUGH
                                                             9/30/96
                                                           (UNAUDITED)

Net asset value, beginning of period                         $10.0000
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                      0.1977
    Net realized and unrealized gain from
    security transactions                                      0.4723
                                                             --------
    Total from investment operations                           0.6700
                                                             --------
LESS DISTRIBUTIONS:
    Dividends from net investment income                      (0.1200)
    Distributions from net realized gain
    from security transactions                                   none
                                                             --------
    Total distributions                                       (0.1200)
                                                             --------
Net asset value, end of period                               $10.5500
                                                             ========

Total return                                                     6.73%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's omitted)                  $5,430
    Ratio of expenses to average daily net assets                0.80%
    Ratio of expenses to average daily net assets
    prior to expense limitation                                  1.26%
    Ratio of net investment income to average net
    assets                                                       5.54%
    Ratio of net investment income to average net
    assets prior to expense limitation                           5.08%
    Portfolio turnover rate                                        38%

----------
(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.

                                OCTOBER 30, 1996
                        DELAWARE GROUP PREMIUM FUND, INC.
       SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1996


         The following provides updated information in the section of the Statement of Additional Information entitled Performance Information.

         The performance of International Equity Series, as shown below, is the average annual total return quotations through June 30, 1996. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

                          AVERAGE ANNUAL TOTAL RETURN*

                                                                       PERIOD
                 1 YEAR                   3 YEARS                      10/29/92**
                 ENDED                    ENDED                        THROUGH
                 6/30/96                  6/30/96                      6/30/96
                 18.92%                   13.56%                       11.40%

  * Delaware International Advisers Ltd. elected to waive voluntarily that portion of its annual compensation under its Investment Management Agreement necessary to limit the operating expenses of the Series to .80%. In the absence of such voluntary waiver, performance would have been affected negatively.

 ** Date of initial public offering.


                            CUMULATIVE TOTAL RETURN*

                 3 MONTHS                  6 MONTHS                    9 MONTHS
                 ENDED                     ENDED                       ENDED
                 6/30/96                   6/30/96                     6/30/96

                 3.69%                     9.30%                       12.39%

                                                                       PERIOD
                 1 YEAR                    3 YEARS                     10/29/92**
                 ENDED                     ENDED                       THROUGH
                 6/30/96                   6/30/96                     6/30/96

                 18.92%                    46.44%                      48.64%


  * Delaware International Advisers Ltd. elected to waive voluntarily that portion of its annual compensation under its Investment Management Agreement necessary to limit the operating expenses of the Series to .80%. In the absence of such voluntary waiver, performance would have been affected negatively.

 ** Date of initial public offering.

                  The following replaces the section of the Statement of Additional Information entitled Financial Statements.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditor for the Series and the Fund and, in its capacity as such, audits the financial statements of the Series contained in the Fund's Annual Report. The Series' Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditor, for the year ended December 31, 1995, are included in the Series' Annual Report to shareholders. The financial statements and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into Part B. Unaudited financial statements and the notes relating thereto for the Series for the period ended June 30, 1996 are incorporated by reference from the Semi-Annual Report into Part B.

                                     PART C

                               Other Information

Item 24.                Financial Statements and Exhibits

                        (a)     Financial Statements:

                                Part A      -   Financial Highlights

                               *Part B      -   Statements of Net Assets
                                                Statements of Operations
                                                Statements of Changes in Net
                                                Assets
                                                Notes to Financial Statements
                                                Accountant's Report


                        * The financial statements and Accountant's Report listed above are incorporated into this filing by reference into Part B from the Registrant's Annual Report for the fiscal year ended December 31, 1995. In addition, unaudited financial statements for each Series for the period ended June 30, 1996 are incorporated into this filing by reference from the Registrant's Semi-Annual Report into Part B. The Registrant's Semi-Annual Report was filed electronically with the Commission on September 5, 1996. Unaudited financial statements for the Global Bond Series for the period ended September 30, 1996 are also included in Part B.

                        (b)   Exhibits:

                                (1)     Articles of Incorporation.

                                        (a)      Articles of Incorporation, as
                                                 amended and supplemented
                                                 through January 22, 1996,
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 16 filed January
                                                 22, 1996.

                                        (b)      Executed Articles
                                                 Supplementary to Articles of
                                                 Incorporation (April 23, 1996)
                                                 attached as Exhibit.

                                (2) By-Laws. By-Laws, as amended through April 27, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                                (3)     Voting Trust Agreement.  Inapplicable.

PART C - Other Information
(Continued)


                       (4) Copies of All Instruments Defining the Rights of Holders.

                               (a)      Articles of Incorporation,
                                        Articles of Amendment and Article
                                        Supplementary.

                                        (i)       Article Fifth, Article
                                                  Seventh, Article Eighth and
                                                  Article Tenth of Articles of
                                                  Incorporation (February 17,
                                                  1987), Article Second of
                                                  Articles Supplementary
                                                  (January 29, 1988), Article
                                                  One of Articles of Amendment
                                                  (July 27, 1989), Article
                                                  Second of Articles
                                                  Supplementary (April 25,
                                                  1991), Article Second of
                                                  Articles Supplementary (July
                                                  28, 1992), Article Second of
                                                  Articles Supplementary
                                                  (October 11, 1993) and Article
                                                  Second of Articles
                                                  Supplementary (April 23, 1996)
                                                  incorporated into this filing
                                                  by reference to Post-Effective
                                                  Amendment No. 16 filed January
                                                  22, 1996.

                                        (ii)      Executed Article Fourth to
                                                  Articles Supplementary (April
                                                  23, 1996) attached as Exhibit
                                                  24(b)(1)(b).

                               (b) By-Laws. Article II, Article III, as amended, and Article XIII, which was subsequently designated as Article XIV, incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                       (5)     Investment Management Agreements.

                               (a) Executed Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of the Emerging Growth Series incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                               (b) Executed Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of the Growth Series incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                               (c) Executed Investment Management Agreement (April 3, 1995) between Delaware International Advisers Ltd. and the Registrant on behalf of the
                                        International Equity Series incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                               (d) Executed Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of the Money Market Series incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

PART C - Other Information
(Continued)



                               (e) Executed Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of the
                                        Equity/Income, High Yield, Capital
                                        Reserves and Multiple Strategy Series
                                        incorporated into this filing by
                                        reference to Post-Effective Amendment
                                        No. 15 filed April 27, 1995.

                               (f) Executed Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of the Value Series incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                               (g) Executed Investment Management Agreement (May 1, 1996) between Delaware International Advisers Ltd. and the Registrant on behalf of the Global Bond Series attached as Exhibit.

                       (6)     Distribution Agreements.

                               (a) Executed Distribution Agreement (April 3, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of the Equity/Income, High Yield, Capital Reserves and Multiple Strategy Series incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

                               (b) Executed Distribution Agreement (April 3, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of the Money Market Series incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

                               (c) Executed Distribution Agreement (April 3, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of the Growth Series incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

                               (d) Executed Distribution Agreement (April 3, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of the International Equity Series incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

PART C - Other Information
(Continued)



                               (e) Executed Distribution Agreement (April 3, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of the Value Series incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

                               (f) Executed Distribution Agreement (April 3, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of the Emerging Growth Series incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

                               (g)      Executed Distribution Agreement (May 1,
                                        1996) between Delaware Distributors,
                                        L.P.  and the Registrant on behalf of
                                        the Global Bond Series attached as
                                        Exhibit.

                       (7)     Bonus, Profit Sharing, Pension Contracts.

                               (a) Amended and Restated Profit Sharing Plan (November 17, 1994) incorporated into this filing by reference to
                                        Post-Effective Amendment No. 15 filed
                                        April 27, 1995.

                               (b)      Amendment to Profit Sharing Plan
                                        (December 21, 1995) incorporated into
                                        this filing by reference to
                                        Post-Effective Amendment No. 16 filed
                                        January 22, 1996.

                       (8)     Custodian Agreements.

                               (a)      Executed Custodian Agreement (1996)
                                        between The Chase Manhattan Bank and the
                                        Registrant on behalf of each Series
                                        included as Module.

                               (b)      Form of Securities Lending Agreement
                                        (1996) between The Chase Manhattan Bank
                                        and the Registrant on behalf of the
                                        Equity/Income, High Yield, Capital
                                        Reserves, Growth, Multiple Strategy,
                                        Value, Emerging Growth, Global Bond and
                                        International Equity Series attached as
                                        Exhibit.

                       (9)     Other Material Contracts.

                               (a) Executed Shareholders Services Agreement (June 29, 1988) between Delaware Service Company, Inc. and the Registrant on behalf of the Money Market Series attached as Exhibit.

PART C - Other Information
(Continued)



                               (b)      Executed Amended and Restated
                                        Shareholders Services Agreement (May 1,
                                        1996) between Delaware Service Company,
                                        Inc. and the Registrant on behalf of the High Yield Series, Capital Reserves Series, Equity/Income Series, Multiple Strategy Series, Growth Series, International Equity Series, Value Series, Emerging Growth Series and Global Bond Series attached as Exhibit.

                               (c) Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant included as Module.

                      (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on February 27, 1996.

                      (11)     Consent of Auditors.  Attached as Exhibit.

                      (12)     Inapplicable.

                      (13) Subscription Agreement. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed October 13, 1987.

                   (14-15)     Inapplicable.

                      (16) Schedules of Computation for each Performance Quotation.

                               (a)      Incorporated into this filing by
                                        reference to Post-Effective Amendment
                                        No. 15 filed April 27, 1995 and
                                        Post-Effective Amendment No. 17 filed
                                        March 29, 1996.

                               (b)      Schedules of Computation for each
                                        Performance Quotation for periods not
                                        previously electronically filed attached as Exhibit.

                      (17)     Financial Data Schedules.

                               (a)      Incorporated into this filing by
                                        reference to Post-Effective Amendment
                                        No. 17 filed March 29, 1996.

                               (b) Financial Data Schedules for each Series for the period ended June 30, 1996 attached as Exhibit.

                               (c) Financial Data Schedule for the Global Bond Series for the period ended September 30, 1996 attached as Exhibit.

                      (18)     Inapplicable.

PART C - Other Information
(Continued)


                      (19)     Other:   Directors' Power of Attorney.
                               Incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

Item 25.                Persons Controlled by or under Common Control with
                        Registrant.  None.

Item 26.                Number of Holders of Securities.

                                (1)                                                    (2)

                                                                                    Number of
                        Title of Class                                              Record Holders
                        --------------                                              --------------
                        Delaware Group Premium Fund, Inc.
                        High Yield Series
                        Common Stock Par Value                                      6 Accounts as of
                        $.01 Per Share                                              October 11, 1996

                        Delaware Group Premium Fund, Inc.
                        Capital Reserves Series
                        Common Stock Par Value                                      6 Accounts as of
                        $.01 Per Share                                              October 11, 1996

                        Delaware Group Premium Fund, Inc.
                        Equity/Income Series
                        Common Stock Par Value                                      8 Accounts as of
                        $.01 Per Share                                              October 11, 1996

                        Delaware Group Premium Fund, Inc.
                        Multiple Strategy Series
                        Common Stock Par Value                                      6 Accounts as of
                        $.01 Per Share                                              October 11, 1996

                        Delaware Group Premium Fund, Inc.
                        Money Market Series
                        Common Stock Par Value                                      6 Accounts as of
                        $.01 Per Share                                              October 11, 1996

                        Delaware Group Premium Fund, Inc.
                        Growth Series
                        Common Stock Par Value                                      5 Accounts as of
                        $.01 Per Share                                              October 11, 1996

PART C - Other Information
(Continued)


                                                                                    Number of
                        Title of Class                                              Record Holders
                        --------------                                              --------------
                        Delaware Group Premium Fund, Inc.
                        International Equity Series
                        Common Stock Par Value                                      11 Accounts as of
                        $.01 Per Share                                              October 11, 1996

                        Delaware Group Premium Fund, Inc.
                        Value Series
                        Common Stock Par Value                                      3 Accounts as of
                        $.01 Per Share                                              October 11, 1996

                        Delaware Group Premium Fund, Inc.
                        Emerging Growth Series
                        Common Stock Par Value                                      5 Accounts as of
                        $.01 Per Share                                              October 11, 1996

                        Delaware Group Premium Fund, Inc.
                        Global Bond Series
                        Common Stock Par Value                                      4 Accounts as of
                        $.01 Per Share                                              October 11, 1996

Item 27. Indemnification. Incorporated into this filing by reference to initial Registration Statement filed May 14, 1987 and Article VII of the Amendment to By-Laws (February 16, 1989) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

Item 28.         Business and Other Connections of Investment Adviser.

                 Delaware Management Company, Inc. ("DMC") serves as investment manager to the Equity/Income, High Yield, Capital Reserves, Money Market, Growth, Multiple Strategy, Emerging Growth and Value Series. In addition, DMC also serves as investment manager or sub-adviser to certain other funds in the Delaware Group (Delaware Group Delaware Fund, Inc., Delaware Group Trend Fund, Inc., Delaware Group Value Fund, Inc., Delaware Group DelCap Fund, Inc., Delaware Group Decatur Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of DMC also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company indirectly owned by DMC's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing, accounting services and transfer agent for all of the mutual funds in the Delaware Group.

PART C - Other Information
(Continued)



          The following persons serving as directors or officers of DMC have held the following positions with the Registrant during the past two years:

Name and Principal                           Positions and Offices with DMC and its
Business Address*                            Affiliates and Other Positions and Offices Held
-----------------------                      ---------------------------------------------------------------------------------
Wayne A. Stork                               Chairman of the Board, President, Chief Executive Officer, Chief Investment Officer and
                                             Director of Delaware Management Company, Inc.; President, Chief Executive Officer,
                                             Chairman of the Board and Director of the Registrant and, with the exception of
                                             Delaware Pooled Trust, Inc., each of the other funds in the Delaware Group, Delaware
                                             Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders
                                             Holdings, Inc.; Chairman of the Board and Director of Delaware Pooled Trust, Inc.,
                                             Delaware Distributors, Inc., Delaware Capital Management, Inc. and Delaware Investment
                                             & Retirement Services, Inc.; Chairman, Chief Executive Officer and Director of Delaware
                                             International Advisers Ltd.; and Director of Delaware Service Company, Inc.

Winthrop S. Jessup                           Executive Vice President and Director of Delaware Management Company, Inc., DMH Corp.,
                                             Delaware International Holdings Ltd. and Founders Holdings, Inc.; Executive Vice
                                             President of the Registrant and, with the exception of Delaware Pooled Trust, Inc., each of the other funds in the Delaware Group and Delaware Management Holdings, Inc.;
                                             President and Chief Executive Officer of Delaware Pooled Trust, Inc.; Vice Chairman of
                                             Delaware Distributors, L.P.; Vice Chairman and Director of Delaware Distributors, Inc.;
                                             Director of Delaware Service Company, Inc., Delaware Management Trust Company, Delaware
                                             International Advisers Ltd. and Delaware Investment & Retirement Services, Inc.; and
                                             President and Director of Delaware Capital Management, Inc.

Richard G. Unruh, Jr.                        Executive Vice President and Director of Delaware Management Company, Inc.; Executive
                                             Vice President of the Registrant and each of the other funds in the Delaware Group;
                                             Senior Vice President of Delaware Management Holdings, Inc. and Delaware Capital
                                             Management, Inc.; and Director of Delaware International Advisers Ltd.

                                             Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since
                                             1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance
                                             Committee, Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA





*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                          Positions and Offices with the Manager and its
Business Address*                           Affiliates and Other Positions and Offices Held
------------------                          -----------------------------------------------
Paul E. Suckow                              Executive Vice President/Chief Investment Officer, Fixed Income of Delaware Management
                                            Company, Inc., the Registrant and each of the other funds in the Delaware Group;
                                            Executive Vice President/Chief Investment Officer and Director of Founders Holdings,
                                            Inc.; Senior Vice President/Chief Investment Officer, Fixed Income of Delaware
                                            Management Holdings, Inc.; Senior Vice President of Delaware Capital Management, Inc.
                                            and Director of Founders CBO Corporation

David K. Downes                             Senior Vice President, Chief Administrative Officer and Chief Financial Officer of
                                            Delaware Management Company, Inc., the Registrant and each of the other funds in the
                                            Delaware Group; Chairman and Director of Delaware Management Trust Company; Executive
                                            Vice President, Chief Operating Officer, Chief Administrative Officer, Chief Financial
                                            Officer and Treasurer of Delaware Management Holdings, Inc.; Senior Vice President,
                                            Chief Financial Officer, Treasurer and Director of DMH Corp.; Senior Vice President and
                                            Chief Administrative Officer of Delaware Distributors, L.P.; Senior Vice President,
                                            Chief Administrative Officer and Director of Delaware Distributors, Inc.; Senior Vice
                                            President, Chief Administrative Officer, Chief Financial Officer and Director of
                                            Delaware Service Company, Inc.; Chief Financial Officer and Director of Delaware
                                            International Holdings Ltd.; Senior Vice President, Chief Financial Officer and
                                            Treasurer of Delaware Capital Management, Inc.; Senior Vice President, Chief Financial
                                            Officer and Director of Founders Holdings, Inc.; Chief Executive Officer and Director of
                                            Delaware Investment & Retirement Services, Inc.; and Director of Delaware International
                                            Advisers Ltd.

                                            Chief Executive Officer, Chief Financial Officer and Treasurer of Forewarn, Inc. since
                                            1992, 8 Clayton Place, Newtown Square, PA





*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                          Positions and Offices with the Manager and its
Business Address*                           Affiliates and Other Positions and Offices Held
------------------                          -----------------------------------------------
George M. Chamberlain, Jr.                  Senior Vice President, Secretary and Director of Delaware Management Company, Inc., DMH
                                            Corp., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings,
                                            Inc., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services,
                                            Inc.; Senior Vice President and Secretary of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and Delaware Management Holdings, Inc.;
                                            Executive Vice President, Secretary and Director of Delaware Management Trust Company;
                                            Secretary and Director of Delaware International Holdings Ltd.; and Director of Delaware
                                            International Advisers Ltd.

Richard J. Flannery                         Managing Director/Corporate Tax & Affairs of Delaware Management Company, Inc., Delaware
                                            Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware
                                            Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company,
                                            Founders CBO Corporation, Delaware Capital Management, Inc. and Delaware Investment &
                                            Retirement Services, Inc.; Vice President of the Registrant and each of the other funds in the Delaware Group; Managing Director/Corporate Tax & Affairs and Director of
                                            Founders Holdings, Inc.; Managing Director and Director of Delaware International
                                            Holdings Ltd.; and Director of Delaware International Advisers Ltd.

                                            Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA;
                                            Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown
                                            Rd., Elverton, PA

Michael P. Bishof(1)                        Vice President and Treasurer of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P., Delaware
                                            Distributors, Inc., Delaware Service Company, Inc. and Founders Holdings, Inc.;
                                            Assistant Treasurer of Founders CBO Corporation; and Vice President and Manager of
                                            Investment Accounting of Delaware International Holdings Ltd.





*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                          Positions and Offices with the Manager and its
Business Address*                           Affiliates and Other Positions and Offices Held
------------------                          -----------------------------------------------
Eric E. Miller                              Vice President and Assistant Secretary of Delaware Management Company, Inc., the
                                            Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,
                                            Inc., DMH Corp., Delaware Distributors, L.P., Delaware Distributors Inc., Delaware
                                            Service Company, Inc., Delaware Management Trust Company, Founders Holdings, Inc.,
                                            Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc.

Richelle S. Maestro                         Vice President and Assistant Secretary of Delaware Management Company, Inc., the
                                            Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,
                                            Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service
                                            Company, Inc., DMH Corp., Delaware Management Trust Company, Delaware Capital
                                            Management, Inc., Delaware Investment & Retirement Services, Inc. and Founders Holdings,
                                            Inc.; Secretary of Founders CBO Corporation; and Assistant Secretary of Delaware
                                            International Holdings Ltd.

                                            General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Ln., Philadelphia, PA

John M. Zerr(2)                             Vice President and Assistant Secretary of Delaware Management Company, Inc., the
                                            Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware
                                            Distributors, L.P., Delaware Capital Management, Inc. and Delaware Investment &
                                            Retirement Services, Inc.

Joseph H. Hastings                          Vice President/Corporate Controller of Delaware Management Company, Inc., the
                                            Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,
                                            Inc., DMH Corp., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware
                                            Service Company, Inc., Delaware Capital Management, Inc., Founders Holdings, Inc. and
                                            Delaware International Holdings Ltd.; Executive Vice President, Chief Financial Officer
                                            and Treasurer of Delaware Management Trust Company; Chief Financial Officer and
                                            Treasurer of Delaware Investment & Retirement Services, Inc.; and Assistant Treasurer of
                                            Founders CBO Corporation

Bruce A. Ulmer                              Vice President/Director of Internal Audit of Delaware Management Company, Inc., the
                                            Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,
                                            Inc., DMH Corp. and Delaware Management Trust Company; and Vice President/Internal Audit
                                            of Delaware Investment & Retirement Services, Inc.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                          Positions and Offices with the Manager and its
Business Address*                           Affiliates and Other Positions and Offices Held
-----------------------                     -------------------------------------------------------------------------------------
Steven T. Lampe(3)                          Vice President/Taxation of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp.,
                                            Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company,
                                            Inc., Delaware Management Trust Company, Founders Holdings, Inc., Founders CBO
                                            Corporation, Delaware Capital Management, Inc. and Delaware Investment & Retirement
                                            Services, Inc.


Lisa O. Brinkley                            Vice President/Compliance of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware Distributors, L.P., Delaware
                                            Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company,
                                            Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc.

Rosemary E. Milner                          Vice President/Legal of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and Delaware
                                            Distributors, Inc.

Douglas L. Anderson                         Vice President/Operations of Delaware Management Company, Inc., Delaware Investment &
                                            Retirement Services, Inc. and Delaware Service Company, Inc.; and Vice
                                            President/Operations and Director of Delaware Management Trust Company

Michael T. Taggart                          Vice President/Facilities Management and Administrative Services of Delaware Management
                                            Company, Inc.

Gerald T. Nichols                           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                            Registrant, each of the tax-exempt funds, the fixed-income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and Treasurer,
                                            Assistant Secretary and Director of Founders CBO Corporation

J. Michael Pokorny                          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                            Registrant, each of the tax-exempt funds and the fixed-income funds in the Delaware
                                            Group




*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                          Positions and Offices with the Manager and its
Business Address*                           Affiliates and Other Positions and Offices Held
-----------------------                     -------------------------------------------------------------------------------------
Gary A. Reed                                Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                            Registrant, each of the tax-exempt funds and the fixed-income funds in the Delaware
                                            Group and Delaware Capital Management, Inc.

Paul A. Matlack                             Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                            Registrant, each of the tax-exempt funds, the fixed-income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and President
                                            and Director of Founders CBO Corporation

Patrick P. Coyne                            Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                            Registrant, each of the tax-exempt funds, the fixed-income funds in the Delaware Group and Delaware Capital Management, Inc.

Roger A. Early                              Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                            Registrant, each of the tax-exempt funds and the fixed-income funds in the Delaware
                                            Group


Edward N. Antoian                           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                            Registrant, each of the equity funds in the Delaware Group and Delaware Capital
                                            Management, Inc.

                                            General Partner of Zeke Investment Partners since 1991, 569 Canterbury Lane, Berwyn, PA

George H. Burwell                           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                            Registrant and each of the equity funds in the Delaware Group

John B. Fields                              Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                            Registrant and each of the equity funds in the Delaware Group and Delaware Capital
                                            Management, Inc.

David C. Dalrymple                          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                            Registrant and each of the equity funds in the Delaware Group

Gerald S. Frey(4)                           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                            Registrant and each of the equity funds in the Delaware Group



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                          Positions and Offices with the Manager and its
Business Address*                           Affiliates and Other Positions and Offices Held
-----------------------                     -------------------------------------------------------------------------------------
Faye P. Staples(5)                          Vice President/Human Resources of Delaware Management Company, Inc., Delaware
                                            Distributors, L.P. and Delaware Distributors, Inc.; and Vice President/Director of Human
                                            Resources of Delaware Service Company, Inc.




             (1) VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS, Bankers Trust and VICE PRESIDENT, CS First Boston Investment Management prior to June 1995.
             (2)   ATTORNEY, Ballard Spahr Andrews & Ingersoll prior to July
                   1995.
             (3)   TAX MANAGER, Price Waterhouse prior to October 1995.
             (4) SENIOR DIRECTOR, Morgan Grenwell Capital Management prior to June 1996.
             (5) VICE PRESIDENT/HUMAN RESOURCES, Nova Care prior to September 1995.



         Delaware International Advisers Ltd. ("Delaware International") serves as investment manager to the International Equity and Global Bond Series of the Registrant. In addition, Delaware International also serves as investment manager or sub-adviser to certain other funds in the Delaware Group (Delaware Pooled Trust, Inc., Delaware Group Global & International Funds, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and other institutional accounts. Information regarding the officers and directors of Delaware International and the positions they have held with the Registrant during the past two fiscal years is provided below.

Name and Principal                          Positions and Offices with Delaware International Advisers Ltd.
Business Address                            and its Affiliates and Other Positions and Offices Held
----------------------                      ------------------------------------------------------------------------
*Wayne A. Stork                             Chairman of the Board, Chief Executive Officer and Director of Delaware International
                                            Advisers Ltd.; President, Chief Executive Officer, Chairman of the Board and Director of
                                            the Registrant and, with the exception of Delaware Pooled Trust, Inc., each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware
                                            International Holdings Ltd. and Founders Holdings, Inc.; Chairman of the Board,
                                            President, Chief Executive Officer, Chief Investment Officer and Director of Delaware
                                            Management Company, Inc.; Chairman of the Board and Director of Delaware Pooled Trust,
                                            Inc., Delaware Distributors, Inc., Delaware Capital Management, Inc. and Delaware
                                            Investment & Retirement Services, Inc.; and Director of Delaware Service Company, Inc.

**G. Roger H. Kitson                        Vice Chairman and Director of Delaware International Advisers Ltd.

**David G. Tilles                           Managing Director, Chief Investment Officer and Director of Delaware International
                                            Advisers Ltd.


           *Business address is 1818 Market Street, Philadelphia, PA 19103. **Business address is Veritas House, 125 Finsbury Pavement, London,
England EC2A 1NQ.

PART C - Other Information
(Continued)


Name and Principal                          Positions and Offices with Delaware International Advisers Ltd.
Business Address                            and its Affiliates and Other Positions and Offices Held
----------------------                      ---------------------------------------------------------------------------------
**John Emberson                             Secretary/Compliance Officer/Finance Director and Director of Delaware International
                                            Advisers Ltd.

*David K. Downes                            Director of Delaware International Advisers Ltd.; Executive Vice President, Chief
                                            Operating Officer, Chief Administrative Officer, Chief Financial Officer and Treasurer
                                            of Delaware Management Holdings, Inc.; Senior Vice President, Chief Administrative
                                            Officer, Chief Financial Officer of Delaware Management Company, Inc., the Registrant
                                            and each of the other funds in the Delaware Group; Chairman and Director of Delaware
                                            Management Trust Company; Senior Vice President, Chief Financial Officer, Treasurer and
                                            Director of DMH Corp.; Senior Vice President and Chief Administrative Officer of
                                            Delaware Distributors, L.P.; Senior Vice President, Chief Administrative Officer and
                                            Director of Delaware Distributors, Inc.; Senior Vice President, Chief Administrative
                                            Officer, Chief Financial Officer and Director of Delaware Service Company, Inc.; Chief
                                            Financial Officer and Director of Delaware International Holdings Ltd.; Senior Vice
                                            President, Chief Financial Officer and Treasurer of Delaware Capital Management, Inc.;
                                            Senior Vice President, Chief Financial Officer and Director of Founders Holdings, Inc.;
                                            and Chief Executive Officer and Director of Delaware Investment & Retirement Services,
                                            Inc.

                                            Chief Executive Officer, Chief Financial Officer and Treasurer of Forewarn, Inc. since
                                            1992, 8 Clayton Place, Newtown Square, PA

*Winthrop S. Jessup                         Director of Delaware International Advisers Ltd., Delaware Service Company, Inc.,
                                            Delaware Management Trust Company and Delaware Investment & Retirement Services, Inc.;
                                            Executive Vice President of the Registrant and, with the exception of Delaware Pooled
                                            Trust, Inc., each of the other funds in the Delaware Group and Delaware Management
                                            Holdings, Inc.; President and Chief Executive Officer of Delaware Pooled Trust, Inc.;
                                            Executive Vice President and Director of DMH Corp., Delaware Management Company, Inc.,
                                            Delaware International Holdings Ltd. and Founders Holdings, Inc.; Vice Chairman of
                                            Delaware Distributors, L.P.; Vice Chairman and Director of Delaware Distributors, Inc.;
                                            and President and Director of Delaware Capital Management, Inc.



           *Business address is 1818 Market Street, Philadelphia, PA 19103. **Business address is Veritas House, 125 Finsbury Pavement, London,
England EC2A 1NQ.

PART C - Other Information
(Continued)


Name and Principal                           Positions and Offices with Delaware International Advisers Ltd.
Business Address                             and its Affiliates and Other Positions and Offices Held
----------------------                       ---------------------------------------------------------------------------------
*Richard G. Unruh, Jr.                       Director of Delaware International Advisers Ltd.; Executive Vice President and Director
                                             of Delaware Management Company, Inc.; Executive Vice President of the Registrant and
                                             each of the other funds in the Delaware Group; and Senior Vice President of Delaware
                                             Management Holdings, Inc. and Delaware Capital Management, Inc.

                                             Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since
                                             1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance
                                             Committee, Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA

*Richard J. Flannery                         Director of Delaware International Advisers Ltd.; Managing Director/Corporate Tax &
                                             Affairs of Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company,
                                             Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service
                                             Company, Inc., Delaware Management Trust Company, Delaware Capital Management, Inc.,
                                             Founders CBO Corporation and Delaware Investment & Retirement Services, Inc.; Vice
                                             President of the Registrant and each of the other funds in the Delaware Group; Managing
                                             Director/Corporate & Tax Affairs and Director of Founders Holdings, Inc.; and Managing
                                             Director and Director of Delaware International Holdings Ltd.

                                             Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA;
                                             Director and Member of Executive Committee of Stonewall Links, Inc. since 1991,
                                             Bulltown Rd., Elverton, PA

*John C. E. Campbell                         Director of Delaware International Advisers Ltd.

*George M. Chamberlain, Jr.                  Director of Delaware International Advisers Ltd.; Senior Vice President and Secretary
                                             of the Registrant, each of the other funds in the Delaware Group, Delaware
                                             Distributors, L.P. and Delaware Management Holdings, Inc.; Senior Vice President,
                                             Secretary and Director of Delaware Management Company, Inc., DMH Corp., Delaware
                                             Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware
                                             Capital Management, Inc. and Delaware Investment & Retirement Services, Inc.; Executive
                                             Vice President, Secretary and Director of Delaware Management Trust Company; and
                                             Secretary and Director of Delaware International Holdings Ltd.

*George E. Deming                            Director of Delaware International Advisers Ltd.

**Timothy W. Sanderson                       Senior Portfolio Manager, Deputy Compliance Officer, Director Equity Research and
                                             Director of Delaware International Advisers Ltd.


           *Business address is 1818 Market Street, Philadelphia, PA 19103. **Business address is Veritas House, 125 Finsbury Pavement, London,
England EC2A 1NQ.

PART C - Other Information
(Continued)


Name and Principal                           Positions and Offices with Delaware International Advisers Ltd.
Business Address                             and its Affiliates and Other Positions and Offices Held
----------------------                       ---------------------------------------------------------------------------------

**Clive A. Gillmore                          Senior Portfolio Manager, Director U.S. Mutual Fund Liaison and Director of Delaware
                                             International Advisers Ltd.

**Hamish O. Parker                           Senior Portfolio Manager, Director U.S. Marketing Liaison and Director of Delaware
                                             International Advisers Ltd.

**Ian G. Sims                                Senior Portfolio Manager, Deputy Managing Director and Director of Delaware
                                             International Advisers Ltd.

**Elizabeth A. Desmond                       Senior Portfolio Manager of Delaware International Advisers Ltd.

**Gavin A. Hall                              Senior Portfolio Manager of Delaware International Advisers Ltd.


Item 29.                 Principal Underwriters.

                         (a)      Delaware Distributors, L.P. serves as
                                  principal underwriter for all the mutual funds in the Delaware Group.

                         (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                                    Positions and Offices                      Positions and Offices
Business Address*                                     with Underwriter                           with Registrant
--------------------                                  ----------------------                     ----------------------
Delaware Distributors, Inc.                           General Partner                            None

Delaware Management                                                                              Investment Manager to
Company, Inc.                                         Limited Partner                            Equity/Income, High Yield
                                                                                                 Capital Reserves, Money Market,
                                                                                                 Growth, Multiple Strategy,
                                                                                                 Emerging Growth and Value Series
Delaware Capital
Management, Inc.                                      Limited Partner                            None

Winthrop S. Jessup                                    Vice Chairman                              Executive Vice President

Keith E. Mitchell                                     President and Chief                        None
                                                      Executive Officer

David K. Downes                                       Senior Vice President and                  Senior Vice President/Chief
                                                      Chief Administrative Officer               Administrative Officer/Chief
                                                                                                 Financial Officer


           *Business address is 1818 Market Street, Philadelphia, PA 19103. **Business address is Veritas House, 125 Finsbury Pavement, London,
England EC2A 1NQ.

PART C - Other Information
(Continued)


Name and Principal                                   Positions and Offices                      Positions and Offices
Business Address*                                    with Underwriter                           with Registrant
------------------                                   ---------------------                      ---------------------
George M. Chamberlain, Jr.                           Senior Vice President/                     Senior Vice President/
                                                     Secretary                                  Secretary

J. Lee Cook                                          Senior Vice President/                     None
                                                     Eastern Sales Division

Thomas E. Sawyer                                     Senior Vice President/                     None
                                                     Western Sales Division

Stephen H. Slack                                     Senior Vice President/                     None
                                                     Wholesaler

William F. Hostler                                   Senior Vice President/                     None
                                                     Marketing Services

Dana B. Hall                                         Senior Vice President/                     None
                                                     Key Accounts

Minette van Noppen                                   Senior Vice President/                     None
                                                     Retirement Services

J. Chris Meyer                                       Senior Vice President/                     None
                                                     Product Development

Richard J. Flannery                                  Managing Director/Corporate                Vice President
                                                     & Tax Affairs

Eric E. Miller                                       Vice President/                            Vice President/
                                                     Assistant Secretary                        Assistant Secretary

Richelle S. Maestro                                  Vice President/                            Vice President/
                                                     Assistant Secretary                        Assistant Secretary

John M. Zerr                                         Vice President/                            Vice President/
                                                     Assistant Secretary                        Assistant Secretary

Michael P. Bishof                                    Vice President/Treasurer                   Vice President/Treasurer

Steven T. Lampe                                      Vice President/Taxation                    Vice President/Taxation



           *Business address is 1818 Market Street, Philadelphia, PA 19103. **Business address is Veritas House, 125 Finsbury Pavement, London,
England EC2A 1NQ.

PART C - Other Information
(Continued)


Name and Principal                                   Positions and Offices                      Positions and Offices
Business Address*                                    with Underwriter                           with Registrant
------------------                                   ---------------------                      ---------------------
Joseph H. Hastings                                   Vice President/                            Vice President/
                                                     Corporate Controller                       Corporate Controller

Lisa O. Brinkley                                     Vice President/                            Vice President/
                                                     Compliance                                 Compliance

Rosemary E. Milner                                   Vice President/Legal                       Vice President/Legal

Susan J. Black                                       Vice President/                            None
                                                     Manager Key Accounts

Daniel H. Carlson                                    Vice President/                            None
                                                     Marketing Manager

Diane M. Anderson                                    Vice President/                            None
                                                     Retirement Services

Denise F. Guerriere                                  Vice President/Client Services             None

Julia R. Vander Els                                  Vice President/                            None
                                                     Client Services

Jerome J. Alrutz                                     Vice President/                            None
                                                     Client Services

Joanne A. Mettenheimer                               Vice President/                            None
                                                     National Accounts

Christopher H. Price                                 Vice President/Annuity                     None
                                                     Marketing & Administration

Steven J. DeAngelis                                  Vice President/                            None
                                                     Product Development

Susan T. Friestedt                                   Vice President/                            None
                                                     Customer Service

Dinah J. Huntoon                                     Vice President/                            None
                                                     Product Management



           *Business address is 1818 Market Street, Philadelphia, PA 19103. **Business address is Veritas House, 125 Finsbury Pavement, London,
England EC2A 1NQ.

PART C - Other Information
(Continued)


Name and Principal                                   Positions and Offices                      Positions and Offices
Business Address*                                    with Underwriter                           with Registrant
------------------                                   ---------------------                      ---------------------
Soohee Zebedee                                       Vice President/Fixed Income                None
                                                     Product Management

Ellen M. Krott                                       Vice President/                            None
                                                     Communications

Holly W. Riemel                                      Vice President/                            None
                                                     Telemarketing

Frank Albanese                                       Vice President/Wholesaler                  None

Terrence L. Bussard                                  Vice President/Wholesaler                  None

William S. Carroll                                   Vice President/Wholesaler                  None

William S. Castetter                                 Vice President/Wholesaler                  None

Thomas J. Chadie                                     Vice President/Wholesaler                  None

Thomas C. Gallagher                                  Vice President/Wholesaler                  None

Douglas R. Glennon                                   Vice President/Wholesaler                  None

William M. Kimbrough                                 Vice President/Wholesaler                  None

Mac McAuliffe                                        Vice President/Wholesaler                  None

Patrick L. Murphy                                    Vice President/Wholesaler                  None

Henry W. Orvin                                       Vice President/Wholesaler                  None

Philip G. Rickards                                   Vice President/Wholesaler                  None

Elizabeth Roman                                      Vice President/Wholesaler                  None

Michael W. Rose                                      Vice President/Wholesaler                  None

Edward B. Sheridan                                   Vice President/Wholesaler                  None

Robert E. Stansbury                                  Vice President/Wholesaler                  None


           *Business address is 1818 Market Street, Philadelphia, PA 19103. **Business address is Veritas House, 125 Finsbury Pavement, London,
England EC2A 1NQ.

PART C - Other Information
(Continued)


Name and Principal                                   Positions and Offices                      Positions and Offices
Business Address*                                    with Underwriter                           with Registrant
------------------                                   ---------------------                      ---------------------
Larry D. Stone                                       Vice President/Wholesaler                  None

Faye P. Staples                                      Vice President/Human Resources             None

John Wells                                           Vice President/Marketing                   None
                                                     Technology


Item 30.         Location of Accounts and Records.

All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 and in London at Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ.

Item 31.         Management Services.  None.

Item 32.         Undertakings.

                 (a)      Not Applicable.

                 (b)      Not Applicable.

                 (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                 (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.





           *Business address is 1818 Market Street, Philadelphia, PA 19103. **Business address is Veritas House, 125 Finsbury Pavement, London,
England EC2A 1NQ.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of October, 1996.

                                    DELAWARE GROUP PREMIUM FUND, INC.

                                    By:/s/Wayne A. Stork
                                       -----------------------------------------
                                                      Wayne A. Stork
                                             President, Chairman of the Board,
                                           Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                    Signature                                                     Title                                    Date
-----------------------------------------------              -----------------------------------------------        ----------------
                                                             President, Chairman of the Board,
/s/Wayne A. Stork                                            Chief Executive Officer and Director                   October 28, 1996
-------------------------------------------------
Wayne A. Stork

                                                             Senior Vice President/Chief Administrative
                                                             Officer/Chief Financial Officer (Principal
                                                             Financial Officer/Principal Accounting
/s/David K. Downes                                           Officer)                                               October 28, 1996
-------------------------------------------------
David K. Downes

/s/Walter P. Babich                            *             Director                                               October 28, 1996
-------------------------------------------------
Walter P. Babich

/s/Anthony D. Knerr                            *             Director                                               October 28, 1996
------------------------------------------------
Anthony D. Knerr

/s/Ann R. Leven                                *             Director                                               October 28, 1996
------------------------------------------------
Ann R. Leven

/s/W. Thacher Longstreth                       *             Director                                               October 28, 1996
------------------------------------------------
W. Thacher Longstreth

/s/Charles E. Peck                             *             Director                                               October 28, 1996
------------------------------------------------
Charles E. Peck



                                  *By/s/Wayne S. Stork
                                     -------------------------------------
                                               Wayne A. Stork
                                          as Attorney-in-Fact for
                                       each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549





                                    Exhibits

                                       to

                                   Form N-1A





            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               INDEX TO EXHIBITS


Exhibit No.                              Exhibit
-----------                              -------
EX-99.B1B                                Executed Articles Supplementary to Articles of Incorporation (April 23, 1996)

EX-99.B5G                                Executed Investment Management Agreement (May 1, 1996) between Delaware International
                                         Advisers Ltd. and the Registrant on behalf of Global Bond Series

EX-99.B6G                                Executed Distribution Agreement (May 1, 1996) between Delaware Distributors, L.P. and the
                                         Registrant on behalf of Global Bond Series

EX-99.B8A                                Executed Custodian Agreement (1996) between The Chase Manhattan Bank and the
(Module Name                             Registrant on behalf of each Series
CHASE_CUST_AGR)

EX-99.B8B                                Form of Securities Lending Agreement (1996) between The Chase Manhattan Bank and the
                                         Registrant on behalf of the Equity/Income, High Yield, Capital Reserves,  Growth, Multiple
                                         Strategy, Value, Emerging Growth, Global Bond and International Equity Series

EX-99.B9A                                Executed Shareholders Services Agreement (June 29, 1988) between Delaware Service Company,
                                         Inc. and the Registrant on behalf of Money Market Series

EX-99.B9B                                Executed Amended and Restated Shareholders Services Agreement (May 1, 1996) between
                                         Delaware Service Company, Inc. and the Registrant on behalf of High Yield, Capital
                                         Reserves, Equity/Income, Multiple Strategy, Growth, International Equity, Value, Emerging
                                         Growth and Global Bond Series

EX-99.B9C                                Executed Delaware Group of Funds Fund Accounting Agreement (August 19,
(Module Name                             1996) between Delaware Service Company, Inc. and the Registrant
FUND_ACCT_AGT)

EX-99.B11                                Consent of Auditors

EX-99.B16B                               Schedules of Computation for each Performance Quotation for periods not previously electronically filed

EX-27                                    Financial Data Schedules
(Exhibit 17(b))